UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1236

DWS Balanced Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Balanced Fund

	Shares	Value ($)

Common Stocks 58.7%
Consumer Discretionary 6.2%
Auto Components 1.0%
Aftermarket Technology Corp.*	7,600	193,116
Aisin Seiki Co., Ltd.	400	16,188
American Axle & Manufacturing Holdings, Inc.	33,600	730,800
Autoliv, Inc.	144,000	7,192,800
Bridgestone Corp.	1,000	16,974
Compagnie Generale des Etablissements Michelin "B"	332	31,870
Continental AG	298	30,945
Cooper Tire & Rubber Co.	37,200	635,004
Denso Corp.	700	25,311
Drew Industries, Inc.*	21,200	574,308

Johnson Controls, Inc.	103,200	3,650,184
Lear Corp.*	25,100	736,936
Magna International, Inc. "A"	1,000	78,522
Nokian Renkaat Oyj	44,800	1,522,338
Rieter Holding AG (Registered)	52	18,865
Toyota Industries Corp.	400	15,596

		15,469,757
Automobiles 0.2%
Daimler AG (Registered)	6,251	489,001
Fiat SpA	7,977	186,600
Harley-Davidson, Inc.	25,740	1,044,529
Honda Motor Co., Ltd.	1,900	59,946
Nissan Motor Co., Ltd.	3,000	28,793
PSA Peugeot Citroen	354	26,135
Renault SA	409	46,624
Suzuki Motor Corp.	53,000	1,335,180
Toyota Motor Corp.	3,200	174,122
Volkswagen AG	294	66,570

		3,457,500
Distributors 0.0%
Li & Fung Ltd.	86,000	330,758
Diversified Consumer Services 0.1%
Capella Education Co.*	4,000	252,320
DeVry, Inc.	9,400	518,786
Sotheby's	18,100	562,367
Strayer Education, Inc.	5,000	862,900

		2,196,373
Hotels Restaurants & Leisure 0.8%
Accor SA	479	36,672
AFC Enterprises, Inc.*	22,300	206,721
Aristocrat Leisure Ltd.	7,145	64,310
Carnival PLC	469	20,376
Chipotle Mexican Grill, Inc. "B"*	2,900	277,878
CKE Restaurants, Inc.	57,300	751,776
Compass Group PLC	4,408	27,901
Enterprise Inns PLC	1,529	13,645
Greene King PLC	29,798	445,746
InterContinental Hotel Group PLC	796	12,287
Lottomatica SpA	972	35,648
McCormick & Schmick's Seafood Restaurants, Inc.*	7,800	102,336
McDonald's Corp.	113,600	6,083,280
Monarch Casino & Resort, Inc.*	5,300	113,261
Premier Exhibitions, Inc.*	39,200	238,336
Ruby Tuesday, Inc.	22,700	174,563
Shangri-La Asia Ltd.	46,000	134,247
Sodexho Alliance SA	268	14,545
TABCORP Holding Ltd.	10,926	137,505
Tatts Group Ltd.	22,410	76,681
Town Sports International Holdings, Inc.*	25,900	225,330
TUI AG*	491	10,741
Whitbread PLC	725	19,740
WMS Industries, Inc.*	8,900	332,860
Yum! Brands, Inc.	85,900	2,934,344

		12,490,729

Household Durables 0.4%
American Greetings Corp. "A"	21,200	435,024
Blyth, Inc.	27,700	603,583
CSS Industries, Inc.	12,300	358,914
Electrolux AB "B"	2,600	40,765
Fortune Brands, Inc.	9,110	636,971
Garmin Ltd.	21,300	1,536,795
Hooker Furniture Corp.	25,600	561,664
Husqvarna AB "B"	2,800	28,565
Makita Corp.	16,000	594,335
Matsushita Electric Industrial Co., Ltd.	3,000	64,120
NVR, Inc.*	1,600	1,010,400
Persimmon PLC	863	13,321
Sharp Corp.	1,000	17,263
Sony Corp.	1,200	57,377
Taylor Wimpey PLC	3,576	12,858

		5,971,955
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	3,600	279,720
GSI Commerce, Inc.*	8,700	141,636
Home Retail Group PLC	2,228	12,649
Overstock.com, Inc.*	32,400	337,932
Shutterfly, Inc.*	8,200	159,490
Systemax, Inc.	19,700	272,254

		1,203,681
Leisure Equipment & Products 0.1%
Callaway Golf Co.	18,100	324,352
Hasbro, Inc.	19,100	496,027
Polaris Industries, Inc.	10,500	456,120
Sturm, Ruger & Co., Inc.*	29,000	260,130

		1,536,629
Media 1.3%
British Sky Broadcasting Group PLC	2,491	27,234
CBS Corp. "B"	240,300	6,053,157
DG Fastchannel, Inc.*	16,100	340,837
Fairfax Media Ltd.	24,526	88,722
Gestevision Telecinco SA	12,402	265,323
Global Sources Ltd.*	15,490	205,243
Interactive Data Corp.	9,100	263,445
ITV PLC	10,128	14,600
Lagardere SCA	340	24,954
Liberty Global, Inc. "A"*	81,300	3,285,333
McGraw-Hill Companies, Inc.	20,390	871,876
Mediaset SpA	8,980	79,188
Modern Times Group MTG AB "B"	525	31,641
Omnicom Group, Inc.	18,780	852,049
Pearson PLC	2,050	28,361
Publicis Groupe	417	15,029
Reed Elsevier NV	3,933	71,854
Reed Elsevier PLC	2,623	31,694
Reuters Group PLC	2,684	32,556
Seat Pagine Gialle SpA	57,838	19,118
Shaw Communications, Inc. "B"	3,700	72,485
Singapore Press Holdings Ltd.	673,000	2,094,879

The DIRECTV Group, Inc.*	159,500	3,601,510
Thomson Corp.	2,400	85,669
Time Warner Cable, Inc. "A"*	16,400	412,624
Vivendi	2,506	100,845
Walt Disney Co.	59,800	1,789,814
Wolters Kluwer NV	1,898	54,260
WPP Group PLC	2,683	33,111
Yell Group PLC	2,167	14,441
Yellow Pages Income Fund (Unit)	2,800	33,492

		20,895,344
Multiline Retail 0.4%
Big Lots, Inc.*	110,800	1,923,488
Canadian Tire Corp. Ltd. "A"	900	57,780
Kohl's Corp.*	37,590	1,715,608
Marks & Spencer Group PLC	3,639	32,112
Next PLC	536	15,104
PPR	179	25,301
Target Corp.	55,300	3,073,574

		6,842,967
Specialty Retail 1.5%
Barnes & Noble, Inc.	188,800	6,409,760
Best Buy Co., Inc.	68,430	3,340,068
Esprit Holdings Ltd.	151,300	1,961,818
GameStop Corp. "A"*	31,200	1,613,976
Hennes & Mauritz AB "B"	4,525	245,188
Hot Topic, Inc.*	44,200	245,310
Industria de Diseno Textil SA	35,623	1,788,231
J. Crew Group, Inc.*	2,500	114,300
Jo-Ann Stores, Inc.*	38,400	486,528
Jos. A. Bank Clothiers, Inc.*	19,000	517,560
Kingfisher PLC	6,218	18,187
New York & Co., Inc.*	74,000	411,440
RadioShack Corp.	120,400	2,088,940
Rent-A-Center, Inc.*	46,000	786,600
RONA, Inc.*	1,400	22,491
Staples, Inc.	56,680	1,356,919
Talbots, Inc.	13,600	131,512
The Buckle, Inc.	19,300	802,687
Tiffany & Co.	27,300	1,089,270
TJX Companies, Inc.	33,500	1,057,260
West Marine, Inc.*	8,600	73,444
Yamada Denki Co., Ltd.	150	16,023

		24,577,512
Textiles, Apparel & Luxury Goods 0.3%
Adidas AG	7,810	498,762
Billabong International Ltd.	3,675	39,689
Burberry Group PLC	1,345	11,710
Compagnie Financiere Richemont SA "A" (Unit)	18,731	1,071,264
Fossil, Inc.*	17,200	584,456
Gildan Activewear, Inc.*	1,300	48,023
Hermes International	172	17,279
Luxottica Group SpA	1,559	44,455
LVMH Moet Hennessy Louis Vuitton SA	524	53,916
Movado Group, Inc.	8,700	210,714

NIKE, Inc. "B"	17,300	1,068,448
Perry Ellis International, Inc.*	29,850	523,867
Swatch Group AG (Bearer)	305	82,085
Swatch Group AG (Registered)	513	26,890
The Warnaco Group, Inc.*	22,000	789,580

		5,071,138
Consumer Staples 4.9%
Beverages 1.3%
Asahi Breweries Ltd.	2,400	42,771
Carlsberg AS "B"	1,850	195,443
Coca-Cola Amatil Ltd.	6,417	54,176
Coca-Cola Enterprises, Inc.	258,900	5,972,823
Diageo PLC	102,357	2,059,812
Foster's Group Ltd.	23,198	117,530
Heineken NV	2,161	121,416
InBev NV	20,321	1,673,588
Kirin Holdings Co., Ltd.	4,000	64,195
Pepsi Bottling Group, Inc.	106,000	3,694,100
PepsiAmericas, Inc.	8,500	209,440
PepsiCo, Inc.	95,050	6,481,459
Pernod Ricard SA	978	104,299
SABMiller PLC	2,214	47,855
Scottish & Newcastle PLC	2,105	32,880

		20,871,787
Food & Staples Retailing 1.2%
AEON Co., Ltd.	3,700	44,871
Alimentation Couche-Tard, Inc. "B"	3,800	64,075
BJ's Wholesale Club, Inc.*	132,600	4,301,544
Carrefour SA	3,327	234,010
Casey's General Stores, Inc.	12,500	325,000
Casino Guichard-Perrachon SA	260	28,651
Colruyt SA	258	64,928
Delhaize Group	1,556	119,125
George Weston Ltd.	1,400	75,114
Ingles Markets, Inc. "A"	11,000	256,190
J Sainsbury PLC	4,178	33,205
Kesko Oyj "B"	423	21,628
Koninklijke Ahold NV*	11,407	148,938
Kroger Co.	100,100	2,547,545
Loblaw Companies Ltd.	3,000	96,449
Longs Drug Stores Corp.	3,300	151,833
Metro AG	4,411	362,536
Olam International Ltd.	121,000	229,539
Ruddick Corp.	9,400	320,352
Seven & I Holdings Co., Ltd.	4,500	111,368
Shoppers Drug Mart Corp.	33,500	1,638,215
SUPERVALU, Inc.	167,700	5,041,062
Tesco PLC	18,684	155,886
Walgreen Co.	43,920	1,542,031
Wesfarmers Ltd.	4,643	149,528
Woolworths Ltd.	13,887	362,210

		18,425,833
Food Products 0.9%
Ajinomoto Co., Inc.	4,000	43,047

Cadbury Schweppes PLC	5,101	56,305
Cal-Maine Foods, Inc.	20,800	599,664
Danisco AS	2,700	181,114
Dean Foods Co.	70,810	1,982,680
Flowers Foods, Inc.	29,200	700,800
Fresh Del Monte Produce, Inc.*	16,500	528,660
Groupe Danone	22,935	1,843,279
IAWS Group PLC	7,831	159,827
Imperial Sugar Co.	16,800	369,264
Kellogg Co.	33,120	1,586,448
Kerry Group PLC "A"	8,021	215,802
Nestle SA (Registered)	4,694	2,097,902
Nissin Food Products Co., Ltd.	500	16,684
Parmalat SpA	9,453	34,172
Saputo, Inc.	3,800	105,441
Tate & Lyle PLC	1,463	14,235
Unilever NV (CVA)	15,195	494,430
Unilever PLC	3,062	100,624
Wm. Wrigley Jr. Co.	55,900	3,210,337
Yakult Honsha Co., Ltd.	700	18,967

		14,359,682
Household Products 0.9%
Colgate-Palmolive Co.	54,440	4,191,880
Kao Corp.	3,000	91,007
Kimberly-Clark Corp.	103,300	6,781,645
Procter & Gamble Co.	36,650	2,417,068
WD-40 Co.	1,100	37,136

		13,518,736
Personal Products 0.0%
Beiersdorf AG	2,419	186,946
Elizabeth Arden, Inc.*	12,100	242,605
L'Oreal SA	1,377	170,290
Shiseido Co., Ltd.	2,000	47,090

		646,931
Tobacco 0.6%
Altria Group, Inc.	86,500	6,558,430
British American Tobacco PLC	3,562	127,564
Imperial Tobacco Group PLC	10,273	500,495
Japan Tobacco, Inc.	434	2,311,539
Swedish Match AB	35,400	782,640

		10,280,668
Energy 7.0%
Energy Equipment & Services 1.2%
Acergy SA	1,100	20,017
Aker Kvaerner ASA	950	17,734
Atwood Oceanics, Inc.*	7,500	623,175
Baker Hughes, Inc.	38,970	2,530,322
Bronco Drilling Co., Inc.*	5,800	90,828
Dril-Quip, Inc.*	10,400	504,816
Fugro NV (CVA)	2,486	170,119
Global Industries Ltd.*	71,100	1,255,626
Grey Wolf, Inc.*	86,600	516,136
Helmerich & Payne, Inc.	56,300	2,208,086
Noble Corp.	37,740	1,651,880

Petroleum Geo-Services ASA	950	20,489
Pioneer Drilling Co.*	11,500	119,715
ProSafe SE	1,100	15,835
SBM Offshore NV	6,068	175,684
Schlumberger Ltd.	55,150	4,161,619
Seadrill Ltd.*	1,400	29,264
Technip SA	239	15,454
Transocean, Inc.*	35,339	4,332,561
Union Drilling, Inc.*	24,200	372,196
WorleyParsons Ltd.	12,987	467,578

		19,299,134
Oil, Gas & Consumable Fuels 5.8%
Alon USA Energy, Inc.	26,000	473,200
Alpha Natural Resources, Inc.*	20,800	695,968
BG Group PLC	42,138	927,314
Bois d'Arc Energy, Inc.*	17,000	325,550
BP PLC	12,587	133,518
Brigham Exploration Co.*	50,600	351,164
Caltex Australia Ltd.	1,309	18,521
Cameco Corp.	500	16,931
Canadian Natural Resources Ltd.	700	44,766
Canadian Oil Sands Trust (Unit)	300	11,354
Chevron Corp.	94,300	7,968,350
Comstock Resources, Inc.*	14,000	443,800
ConocoPhillips	155,010	12,450,403
Devon Energy Corp.	40,820	3,468,884
Enbridge, Inc.	400	15,971
EnCana Corp.	900	59,331
Eni SpA	10,513	338,815
EOG Resources, Inc.	37,430	3,275,125
ExxonMobil Corp.	260,100	22,472,640
Frontier Oil Corp.	118,600	4,183,022
Gazprom (ADR)	30,200	1,460,813
Hess Corp.	49,100	4,459,753
Husky Energy, Inc.	400	16,569
Imperial Oil Ltd.	500	24,580
INPEX Holdings, Inc.	19	177,999
KazMunaiGas Exploration Production (GDR) 144A	23,900	623,790
Marathon Oil Corp.	97,100	4,549,135
Mariner Energy, Inc.*	31,600	791,896
Massey Energy Co.	19,800	736,164
Murphy Oil Corp.	8,000	588,320
Neste Oil Oyj	358	11,451
Nexen, Inc.	700	20,037
Nippon Mining Holdings, Inc.	20,000	117,399
Nippon Oil Corp.	28,000	189,558
OMV AG	5,176	372,077
Origin Energy Ltd.	7,652	60,349
Paladin Energy Ltd.*	4,648	18,554
Petro-Canada	600	27,268
PetroQuest Energy, Inc.*	35,300	456,076
Repsol YPF SA	28,769	917,482
Royal Dutch Shell PLC "A"	2,398	85,405
Royal Dutch Shell PLC "B"	1,824	63,103
Santos Ltd.	5,033	54,767

St. Mary Land & Exploration Co.	27,600	972,348
StatoilHydro ASA	54,350	1,421,010
Suncor Energy, Inc.	600	56,412
Sunoco, Inc.	32,000	1,990,400
Swift Energy Co.*	13,800	595,470
Talisman Energy, Inc.	1,500	23,694
Tesoro Corp.	40,600	1,585,430
TonenGeneral Sekiyu KK	7,000	60,411
Total SA	17,408	1,262,696
TransCanada Corp.	600	23,646
Valero Energy Corp.	111,930	6,625,137
Western Refining, Inc.	10,200	217,770
Woodside Petroleum Ltd.	4,035	170,581
XTO Energy, Inc.	68,395	3,552,436

		92,054,613
Financials 10.1%
Capital Markets 2.6%
3i Group PLC	76,003	1,416,142
Ameriprise Financial, Inc.	87,400	4,834,094
Bank of New York Mellon Corp.	147,900	6,896,577
Credit Suisse Group (Registered)	1,813	102,750
Daiwa Securities Group, Inc.	3,000	26,532
Greenhill & Co., Inc.	10,600	715,818
IGM Financial, Inc.	400	17,676
Janus Capital Group, Inc.	24,900	672,549
Julius Baer Holding AG (Registered)	9,156	639,520
Lehman Brothers Holdings, Inc.	85,130	5,462,792
Mediobanca SpA	1,107	20,869
Morgan Stanley	102,600	5,071,518
Nomura Holdings, Inc.	2,900	42,520
Northern Trust Corp.	26,400	1,936,704
optionsXpress Holdings, Inc.	5,600	151,872
Prospect Capital Corp.	23,965	347,013
Raymond James Financial, Inc.	7,300	205,057
State Street Corp.	28,990	2,380,659
The Goldman Sachs Group, Inc.	50,000	10,038,500
UBS AG (Registered)	3,558	147,240
Waddell & Reed Financial, Inc. "A"	15,700	520,926

		41,647,328
Commercial Banks 2.4%
Allied Irish Banks PLC	15,685	348,376
AmericanWest Bancorp.	6,300	76,734
Australia & New Zealand Banking Group Ltd.	2,816	66,812
Banca Monte dei Paschi di Siena SpA	2,902	13,605
Banca Popolare di Milano Scarl	1,274	16,106
Banco Bilbao Vizcaya Argentaria SA	6,207	130,918
Banco Comercial Portugues SA (Registered)	61,507	191,362
Banco Espirito Santo SA (Registered)	7,664	134,324
Banco Popular Espanol SA	1,775	27,424
Banco Santander SA	10,301	180,688
Bancolombia SA (ADR) (REG S) (Preferred)	11,800	394,238
Bank of Cyprus PCL	45,693	725,101
Bank of East Asia Ltd.	8,800	51,522
Bank of Ireland	17,830	259,900

Bank of Montreal	900	50,869
Bank of Nova Scotia	1,700	81,593
Barclays PLC	4,711	44,414
BB&T Corp.	100,400	3,642,512
BNP Paribas	1,357	134,160
BOC Hong Kong (Holdings) Ltd.	21,500	54,050
Boston Private Financial Holdings, Inc.	17,300	394,959
Canadian Imperial Bank of Commerce	600	43,773
Cathay General Bancorp.	17,300	448,589
China Merchants Bank Co., Ltd. "H"	107,500	379,770
Citizens Republic Bancorp., Inc.	27,400	387,436
City Holding Co.	4,700	180,574
Commerzbank AG	1,288	39,336
Commonwealth Bank of Australia	1,927	86,830
Credit Agricole SA	1,154	35,541
Danske Bank AS	11,200	401,252
DBS Group Holdings Ltd.	17,000	212,922
Deutsche Postbank AG	203	16,973
Dexia SA	2,113	51,193
DNB NOR ASA	17,900	233,716
Erste Bank der oesterreichischen Sparkassen AG	20,161	1,096,507
FirstMerit Corp.	21,700	485,429
Frontier Financial Corp.	14,000	285,040
Glacier Bancorp., Inc.	15,700	292,177
Grupo Financiero Banorte SAB de CV "O"	154,400	641,640
Hang Seng Bank Ltd.	4,200	84,434
HBOS PLC	2,564	35,410
HSBC Holdings PLC	7,271	109,019
Hypo Real Estate Holding AG	458	14,452
Intesa Sanpaolo	124,509	889,446
Intesa Sanpaolo (RNC)	1,308	8,984
Jyske Bank AS (Registered)*	1,500	96,657
KBC Groep NV	7,420	946,138
Kookmin Bank (ADR)	10,000	665,000
Lloyds TSB Group PLC	4,121	36,284
Mitsubishi UFJ Financial Group, Inc.	11,400	112,909
Mizuho Financial Group, Inc.	13	61,614
National Australia Bank Ltd.	2,506	79,184
National Bank of Canada	400	20,130
National Bank of Greece SA	12,100	741,192
NBT Bancorp., Inc.	10,300	232,574
Nordea Bank AB	11,800	159,740
Old National Bancorp.	21,400	359,520
Oversea-Chinese Banking Corp., Ltd.	37,000	196,380
Pacific Capital Bancorp.	18,800	404,200
Provident Bankshares Corp.	13,800	286,074
Raiffeisen International Bank-Holding AG	951	121,392
Regions Financial Corp.	55,500	1,400,820
Resona Holdings, Inc.	9	14,258
Royal Bank of Canada	2,200	110,981
Royal Bank of Scotland Group PLC	6,738	51,475
Skandinaviska Enskilda Banken AB "A"	2,700	61,247
Societe Generale	619	76,801
Standard Chartered PLC	31,398	1,044,201
Sterling Bancshares, Inc.	52,550	527,076
Sterling Financial Corp.	21,600	384,264
Sumitomo Mitsui Financial Group, Inc.	9	71,123
Sumitomo Trust & Banking Co., Ltd.	3,000	19,063
SVB Financial Group*	9,900	479,160
Svenska Handelsbanken AB "A"	2,800	78,421
Sydbank AS	1,650	59,774
The Bank of Yokohama Ltd.	2,000	13,082
UniCredito Italiano SpA	227,440	1,669,645
Unione di Banche Italiane SCPA	1,201	30,067
United Overseas Bank Ltd.	18,000	222,874
VTB Bank OJSC (GDR) 144A*	88,400	707,200
Wells Fargo & Co.	390,200	13,270,702
Westpac Banking Corp.	2,811	65,676

		38,357,008
Consumer Finance 0.0%
Cash America International, Inc.	16,400	533,164
ORIX Corp.	160	27,227

		560,391
Diversified Financial Services 1.6%
ASX Ltd.	363	15,691
Bank of America Corp.	336,400	14,919,340
Citigroup, Inc.	85,900	2,424,098
CME Group, Inc.	8,187	5,066,934
Deutsche Boerse AG	395	69,777
Fortis	8,305	186,936
Groupe Bruxelles Lambert SA	343	39,848
Hong Kong Exchanges & Clearing Ltd.	6,000	124,627
ING Groep NV (CVA)	7,493	243,942
Interactive Brokers Group, Inc. "A"*	2,100	73,101
JPMorgan Chase & Co.	55,900	2,658,045
OMX AB	500	20,707
Singapore Exchange Ltd.	12,000	84,032

		25,927,078
Insurance 2.2%
ACE Ltd.	101,800	5,939,012
Aegon NV	5,816	86,808
Aflac, Inc.	36,662	2,248,481
Alleanza Assicurazioni SpA	735	9,400
Allianz SE (Registered)	872	157,042
Allied World Assurance Co. Holdings Ltd.	20,400	971,652
American International Group, Inc.	11,500	634,340
AMP Ltd.	3,058	23,422
AmTrust Financial Services, Inc.	20,800	326,560
Aspen Insurance Holdings Ltd.	21,300	601,086
Assicurazioni Generali SpA	1,665	71,105
Aviva PLC	1,867	23,384
Axa	18,494	633,953
AXA Asia Pacific Holdings Ltd.	1,676	9,058
CNP Assurances	77	9,376
Endurance Specialty Holdings Ltd.	2,800	113,456
First Mercury Financial Corp.*	6,300	120,393
Great-West Lifeco, Inc.	500	16,010
Hallmark Financial Services, Inc.*	17,600	228,976
Hartford Financial Services Group, Inc.	79,300	6,405,061

Insurance Australia Group Ltd.	3,370	11,428
Irish Life & Permanent PLC	5,155	82,373
Legal & General Group PLC	6,916	18,296
Manulife Financial Corp.	2,500	94,169
Max Capital Group Ltd.	14,200	403,138
MetLife, Inc.	8,000	471,760
Millea Holdings, Inc.	1,100	41,997
Mitsui Sumitomo Insurance Co., Ltd.	2,000	20,638
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	406	73,334
Navigators Group, Inc.*	6,500	375,245
Old Mutual PLC	4,270	10,640
PartnerRe Ltd.	4,600	364,688
Platinum Underwriters Holdings Ltd.	19,300	651,375
Power Corp. of Canada	600	21,274
Power Financial Corp.	400	14,561
Prudential PLC	80,574	1,040,807
QBE Insurance Group Ltd.	23,226	589,539
Sampo Oyj "A"	13,842	361,583
Seabright Insurance Holdings*	21,700	318,773
Selective Insurance Group, Inc.	7,600	181,716
Sompo Japan Insurance, Inc.	2,000	18,108
Storebrand ASA	10,100	82,578
Sun Life Financial, Inc.	900	44,505
Suncorp-Metway Ltd.	1,450	20,159
Swiss Life Holding (Registered)*	62	15,037
Swiss Re (Registered)	602	45,099
T&D Holdings, Inc.	300	16,102
The Travelers Companies, Inc.	140,900	6,777,290
Topdanmark AS*	425	63,592
W.R. Berkley Corp.	65,600	1,985,056
XL Capital Ltd. "A"	52,600	2,367,000
Zurich Financial Services AG (Registered)	243	69,241

		35,279,676
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc. (REIT)	5,000	491,150
Apartment Investment & Management Co. "A" (REIT)	11,610	460,220
AvalonBay Communities, Inc. (REIT)	7,900	742,205
BioMed Realty Trust, Inc. (REIT)	12,200	281,576
CapitaMall Trust (REIT)	20,000	42,658
Corio NV (REIT)	227	18,701
Corporate Office Properties Trust (REIT)	8,700	278,661
Cousins Properties, Inc. (REIT)	10,900	289,940
Digital Realty Trust, Inc. (REIT)	9,200	328,716
Equity Lifestyle Properties, Inc. (REIT)	5,400	235,818
Equity Residential (REIT)	21,500	804,315
First Industrial Realty Trust, Inc. (REIT)	12,500	435,375
Glimcher Realty Trust (REIT)	11,200	148,512
Goodman Group (REIT)	3,467	13,827
GPT Group (REIT)	4,877	16,681
HCP, Inc. (REIT)	11,900	361,879
Healthcare Realty Trust, Inc. (REIT)	8,200	211,806
Home Properties, Inc. (REIT)	9,100	436,709
Hospitality Properties Trust (REIT)	21,200	719,740
Host Hotels & Resorts, Inc. (REIT)	38,400	642,816
Kimco Realty Corp. (REIT)	12,700	454,787

LaSalle Hotel Properties (REIT)	8,100	222,021
Lexington Realty Trust (REIT)	18,700	279,565
Link (REIT)	14,000	35,679
Maguire Properties, Inc. (REIT)	8,500	234,430
Mid-America Apartment Communities, Inc. (REIT)	5,800	265,698
Nationwide Health Properties, Inc. (REIT)	7,700	243,012
OMEGA Healthcare Investors, Inc. (REIT)	8,900	146,850
Parkway Properties, Inc. (REIT)	8,000	287,360
Pennsylvania Real Estate Investment Trust (REIT)	7,200	191,880
Potlatch Corp. (REIT)	6,200	266,166
ProLogis (REIT)	9,100	540,085
Public Storage (REIT)	12,500	978,125
Realty Income Corp. (REIT)	13,000	316,940
Senior Housing Properties Trust (REIT)	18,300	409,737
Simon Property Group, Inc. (REIT)	16,300	1,456,894
Sovran Self Storage, Inc. (REIT)	4,900	194,138
Stockland (REIT)	2,927	19,304
Strategic Hotels & Resorts, Inc. (REIT)	15,500	222,425
Sunstone Hotel Investors, Inc. (REIT)	14,700	244,608
The Macerich Co. (REIT)	1,000	68,370
Unibail-Rodamco (REIT)	125	29,648
Vornado Realty Trust (REIT)	11,000	994,400
Washington Real Estate Investment Trust (REIT)	11,000	346,060
Weingarten Realty Investors (REIT)	1,500	50,430
Wereldhave NV (REIT)	152	16,944
Westfield Group (REIT)	2,826	47,747

		15,524,608
Real Estate Management & Development 0.2%
Brookfield Asset Management, Inc. "A"	1,000	32,239
Capitaland Ltd.	24,000	100,921
Cheung Kong (Holdings) Ltd.	8,000	129,748
City Developments Ltd.	8,000	64,376
Hang Lung Properties Ltd.	12,000	49,012
Henderson Land Development Co., Ltd.	6,000	51,776
Immoeast AG*	11,398	100,530
Immofinanz Immobilien Anlagen AG	12,878	121,192
Kerry Properties Ltd.	4,000	26,936
Lend Lease Corp., Ltd.	911	11,788
Meinl European Land Ltd.*	8,303	105,958
Mitsubishi Estate Co., Ltd.	2,000	53,191
Mitsui Fudosan Co., Ltd.	26,000	595,959
New World Development Co., Ltd.	14,000	43,530
Sino Land Co., Ltd.	8,000	24,828
Sumitomo Realty & Development Co., Ltd.	1,000	24,663
Sun Hung Kai Properties Ltd.	8,000	160,719
Swire Pacific Ltd. "A"	5,000	68,312
Wharf Holdings Ltd.	103,000	563,348

		2,329,026
Thrifts & Mortgage Finance 0.1%
Corus Bankshares, Inc.	32,800	417,216
First Niagara Financial Group, Inc.	12,500	159,000
Flagstar Bancorp., Inc.	43,800	361,350
Ocwen Financial Corp.*	70,900	442,416
WSFS Financial Corp.	5,200	277,160

		1,657,142

Health Care 7.6%
Biotechnology 1.3%
Alkermes, Inc.*	38,700	515,484
Amgen, Inc.*	182,800	8,516,652
Celgene Corp.*	29,700	1,666,467
CSL Ltd.	22,923	713,167
Cubist Pharmaceuticals, Inc.*	29,500	501,205
Genentech, Inc.*	41,000	2,877,790
Gilead Sciences, Inc.*	87,020	3,975,944
GTx, Inc.*	7,200	79,848
Isis Pharmaceuticals, Inc.*	11,100	173,160
Onyx Pharmaceuticals, Inc.*	9,300	442,029
OSI Pharmaceuticals, Inc.*	15,700	626,116
United Therapeutics Corp.*	2,900	243,542

		20,331,404
Health Care Equipment & Supplies 0.9%
Analogic Corp.	1,700	100,402
Baxter International, Inc.	77,520	4,708,565
C.R. Bard, Inc.	19,720	1,904,360
Cochlear Ltd.	2,342	147,315
Cutera, Inc.*	26,400	329,736
Cynosure, Inc. "A"*	7,900	196,157
Essilor International SA	1,930	111,643
Getinge AB "B"	800	18,699
Hologic, Inc.*	12,100	778,756
Medtronic, Inc.	52,760	2,457,033
Nobel Biocare Holding AG (Bearer)	97	24,015
Olympus Corp.	2,000	67,044
Quidel Corp.*	26,000	410,020
Smith & Nephew PLC	4,258	58,071
Sonova Holding AG (Registered)	186	16,666
SurModics, Inc.*	5,800	253,228
Synthes, Inc.	232	29,645
Terumo Corp.	6,600	358,971
William Demant Holding AS*	325	22,050
Zimmer Holdings, Inc.*	27,770	2,173,558

		14,165,934
Health Care Providers & Services 2.0%
Aetna, Inc.	110,100	5,863,926
Air Methods Corp.*	2,700	123,876
Alliance Imaging, Inc.*	27,300	290,199
Amedisys, Inc.*	8,300	353,829
AmSurg Corp.*	9,700	249,872
Apria Healthcare Group, Inc.*	33,700	715,114
Celesio AG	1,309	76,954
Centene Corp.*	21,400	512,316
CorVel Corp.*	15,400	381,150
Fresenius Medical Care AG & Co. KGaA	19,883	1,020,787
Health Net, Inc.*	28,500	1,324,965
Healthspring, Inc.*	31,900	660,011
Humana, Inc.*	32,500	2,609,750
Kindred Healthcare, Inc.*	23,700	652,698
Laboratory Corp. of America Holdings*	18,300	1,352,004
Magellan Health Services, Inc.*	11,000	481,140

McKesson Corp.	120,600	7,572,474
Medco Health Solutions, Inc.*	65,000	3,255,200
Owens & Minor, Inc.	8,300	342,956
RehabCare Group, Inc.*	7,800	163,722
Res-Care, Inc.*	13,800	308,706
Sonic Healthcare Ltd.	13,107	193,583
UnitedHealth Group, Inc.	43,460	2,209,506
WellPoint, Inc.*	19,300	1,509,260

		32,223,998
Health Care Technology 0.1%
Agfa Gevaert NV	19,563	218,404
Eclipsys Corp.*	7,200	185,328
Phase Forward, Inc.*	13,300	229,425
TriZetto Group, Inc.*	19,000	370,880

		1,004,037
Life Sciences Tools & Services 0.4%
Albany Molecular Research, Inc.*	23,200	249,632
Cambrex Corp.	71,800	682,100
Dionex Corp.*	4,800	336,480
Gerresheimer AG*	15,301	768,722
Lonza Group AG (Registered)	9,197	1,178,285
MDS, Inc.	29,000	492,744
PAREXEL International Corp.*	5,000	272,050
Pharmanet Development Group, Inc.*	11,100	452,436
QIAGEN NV*	2,780	56,438
Thermo Fisher Scientific, Inc.*	33,600	1,730,064
Varian, Inc.*	5,300	287,525
Ventana Medical Systems, Inc.*	8,100	721,305

		7,227,781
Pharmaceuticals 2.9%
Abbott Laboratories	68,400	3,850,920
Astellas Pharma, Inc.	4,900	212,246
AstraZeneca PLC	6,600	275,308
Biovail Corp.	34,200	466,991
Bristol-Myers Squibb Co.	160,000	3,710,400
Caraco Pharmaceutical Laboratories Ltd.*	12,600	193,536
Chugai Pharmaceutical Co., Ltd.	2,900	38,352
Daiichi Sankyo Co., Ltd.	7,000	210,143
Eisai Co., Ltd.	2,600	106,977
Elan Corp. PLC*	45,632	1,162,441
Eli Lilly & Co.	46,550	2,398,256
GlaxoSmithKline PLC	24,939	588,630
Johnson & Johnson	74,366	4,704,393
Kyowa Hakko Kogyo Co., Ltd.	3,000	30,177
Medicis Pharmaceutical Corp. "A"	25,500	517,905
Merck & Co., Inc.	57,800	2,674,984
Merck KGaA	5,194	642,993
Mitsubishi Tanabe Pharma Corp.	3,000	36,451
Novartis AG (Registered)	8,740	442,283
Noven Pharmaceuticals, Inc.*	22,800	306,204
Novo Nordisk AS "B"	19,650	1,234,440
Perrigo Co.	23,600	727,824
Pfizer, Inc.	564,800	13,210,672
Roche Holding AG (Genusschein)	9,998	1,811,426

Sanofi-Aventis	9,985	813,183
Schering-Plough Corp.	128,500	2,514,745
Sepracor, Inc.*	73,200	2,067,168
Shionogi & Co., Ltd.	3,000	56,368
Taisho Pharmaceutical Co., Ltd.	2,000	41,440
Takeda Pharmaceutical Co., Ltd.	8,400	510,137
UCB SA	16,579	805,324
Valeant Pharmaceuticals International*	40,800	461,856
ViroPharma, Inc.*	41,100	364,146

		47,188,319
Industrials 7.4%
Aerospace & Defense 1.4%
BAE Systems PLC	58,904	548,773
Bombardier, Inc. "B"*	25,900	127,688
CAE, Inc.	4,700	52,802
Cobham PLC	3,674	13,475
Cubic Corp.	6,500	174,590
European Aeronautic Defence & Space Co.	703	17,809
Finmeccanica SpA	654	19,582
General Dynamics Corp.	3,200	270,272
Goodrich Corp.	39,700	2,483,235
Honeywell International, Inc.	117,900	6,964,353
Northrop Grumman Corp.	100,600	7,983,616
Rolls-Royce Group PLC*	4,090	38,631
Singapore Technologies Engineering Ltd.	48,000	114,405
Teledyne Technologies, Inc.*	5,100	263,313
Thales SA	226	13,059
United Technologies Corp.	40,780	2,993,660

		22,079,263
Air Freight & Logistics 0.0%
Deutsche Post AG (Registered)	1,628	52,905
TNT NV*	5,781	214,143
Toll Holdings Ltd.	4,940	49,269

		316,317
Airlines 0.3%
Air France-KLM	357	9,916
Alaska Air Group, Inc.*	27,800	703,340
Cathay Pacific Airways Ltd.	41,000	92,057
Continental Airlines, Inc. "B"*	34,600	941,466
Deutsche Lufthansa AG (Registered)	586	14,052
Iberia Lineas Aereas de Espana SA	8,975	30,574
Pinnacle Airlines Corp.*	25,400	341,376
Qantas Airways Ltd.	8,803	37,344
Singapore Airlines Ltd.	19,000	209,251
SkyWest, Inc.	13,100	340,862
US Airways Group, Inc.*	176,200	2,433,322

		5,153,560
Building Products 0.1%
Apogee Enterprises, Inc.	18,600	324,570
Asahi Glass Co., Ltd.	2,000	24,935
Assa Abloy AB "B"	1,200	20,947
Builders FirstSource, Inc.*	53,200	425,600
Compagnie de Saint-Gobain	572	44,785
Daikin Industries Ltd.	400	17,981

Geberit AG (Registered)	186	25,819
Wienerberger AG	12,990	601,286

		1,485,923
Commercial Services & Supplies 0.7%
Adecco SA (Registered)	573	30,022
Administaff, Inc.	10,000	300,100
Allied Waste Industries, Inc.*	237,600	2,340,360
Bowne & Co., Inc.	3,100	38,130
Brambles Ltd.	12,353	120,057
Casella Waste Systems, Inc. "A"*	11,500	139,495
COMSYS IT Partners, Inc.*	22,700	244,025
Consolidated Graphics, Inc.*	13,000	654,030
Dai Nippon Printing Co., Ltd.	1,000	14,468
Deluxe Corp.	23,600	573,952
Experian Group Ltd.	2,421	21,376
G4S PLC	3,161	13,877
Hudson Highland Group, Inc.*	61,600	419,496
IKON Office Solutions, Inc.	27,900	228,222
Interface, Inc. "A"	12,200	194,712
Intertek Group PLC	38,076	667,350
Kforce, Inc.*	21,700	193,130
PeopleSupport, Inc.*	14,900	186,399
Randstad Holdings NV	787	30,252
Rentokil Initial PLC	5,625	12,114
Rollins, Inc.	13,150	233,938
Secom Co., Ltd.	300	15,339
Securitas AB "B"	1,200	14,664
Serco Group PLC	78,761	656,493
SGS SA (Registered)	21	27,291
TeleTech Holdings, Inc.*	2,100	41,433
The Brink's Co.	46,200	2,801,106
TrueBlue, Inc.*	17,300	246,871
United Stationers, Inc.*	8,800	486,288
Vedior NV (CVA)	2,521	61,848

		11,006,838
Construction & Engineering 0.5%
Acciona SA	502	127,794
ACS Actividades de Construccion y Servicios SA	3,742	196,417
AMEC PLC	192,101	2,634,788
Balfour Beatty PLC	1,558	13,094
EMCOR Group, Inc.*	31,400	688,602
FLSmidth & Co. AS	600	53,563
Fomento de Construcciones y Contratas SA	881	58,699
Grupo Ferrovial SA	1,164	75,093
Hochtief AG	111	11,101
Integrated Electrical Services, Inc.*	14,500	196,185
Leighton Holdings Ltd.	27,930	1,272,115
Michael Baker Corp.*	13,500	462,105
Orascom Construction Industries (GDR) (REG S)	6,750	1,395,948
Perini Corp.*	13,300	464,835
Sacyr Vallehermoso SA	1,555	49,741
Skanska AB "B"	1,600	27,438
SNC-Lavalin Group, Inc.	2,800	120,416
URS Corp.*	11,300	496,070
Vinci SA	844	57,561

YIT Oyj	6,152	129,936

		8,531,501
Electrical Equipment 0.6%
ABB Ltd. (Registered)	41,240	1,031,841
Acuity Brands, Inc.	7,400	336,774
Alstom	208	41,998
Belden, Inc.	11,500	486,450
Emerson Electric Co.	85,600	4,351,904
Encore Wire Corp.	15,100	251,868
Gamesa Corporacion Tecnologica SA	2,953	112,534
GrafTech International Ltd.*	31,300	471,065
II-VI, Inc.*	8,800	285,296
LSI Industries, Inc.	16,000	196,480
Mitsubishi Electric Corp.	3,000	27,962
Polypore International, Inc.*	4,500	83,565
Regal-Beloit Corp.	5,500	208,560
Renewable Energy Corp. AS*	350	9,146
Schneider Electric SA	420	48,709
Solarworld AG	188	8,400
Sumitomo Electric Industries Ltd.	1,300	19,328
Superior Essex, Inc.*	21,200	509,860
Vestas Wind Systems AS*	1,950	189,095
Woodward Governor Co.	11,700	734,526

		9,405,361
Industrial Conglomerates 1.1%
CSR Ltd.	10,121	28,569
Fraser & Neave Ltd.	31,000	105,884
General Electric Co.	348,970	12,357,028
Hutchison Whampoa Ltd.	62,000	609,518
Keppel Corp., Ltd.	40,000	327,024
Koninklijke (Royal) Philips Electronics NV	7,261	284,853
Orkla ASA	1,900	25,101
SembCorp Industries Ltd.	33,000	108,707
Siemens AG (Registered)	12,888	1,669,950
Smiths Group PLC	1,308	25,938
Teleflex, Inc.	28,400	1,679,008
Tredegar Corp.	19,900	275,814

		17,497,394
Machinery 1.3%
Actuant Corp. "A"	23,400	639,522
AGCO Corp.*	45,600	2,746,032
Alfa Laval AB	375	20,175
American Railcar Industries, Inc.	20,100	343,710
Atlas Copco AB "A"	2,600	37,256
Atlas Copco AB "B"	1,600	21,045
Badger Meter, Inc.	10,800	408,240
Caterpillar, Inc.	63,260	4,500,316
China Infrastructure Machinery Holdings Ltd.	193,000	276,554
Columbus McKinnon Corp.*	16,300	416,791
EnPro Industries, Inc.*	8,300	249,000
FANUC Ltd.	300	26,404
Greenbrier Companies, Inc.	8,400	163,296
KCI Konecranes Oyj	2,990	90,885
Komatsu Ltd.	38,200	922,117

Kone Oyj "B"	3,646	243,762
Kubota Corp.	2,000	14,412
MAN AG	250	31,049
Metso Corp.	6,066	284,852
Mitsubishi Heavy Industries Ltd.	5,000	20,502
Mueller Industries, Inc.	8,600	240,800
Parker Hannifin Corp.	104,100	7,038,201
Robbins & Myers, Inc.	8,500	563,380
Sandvik AB	3,600	51,885
Scania AB "B"	1,400	28,951
Schindler Holding AG	266	15,927
SKF AB "B"	1,800	32,282
Sulzer AG (Registered)	14	14,963
Sun Hydraulics Corp.	11,800	271,400
Vallourec SA	2,676	536,155
Volvo AB "A"	1,800	24,097
Volvo AB "B"	4,100	54,774
Wartsila Oyj "B"	3,094	198,095
Zardoya Otis SA	2,140	50,093

		20,576,923
Marine 0.1%
A P Moller-Maersk AS "B"	11	108,831
Kirby Corp.*	40,600	1,866,788
Kuehne & Nagel International AG (Registered)	248	22,590
Mitsui O.S.K. Lines Ltd.	2,000	24,394
Nippon Yusen Kabushiki Kaisha	2,000	16,337
TBS International Ltd. "A"*	12,400	413,044

		2,451,984
Road & Rail 1.0%
Canadian National Railway Co. (b)	50,400	2,540,664
Canadian National Railway Co. (b)	9,100	460,506
Canadian Pacific Railway Ltd.	2,800	186,955
Celadon Group, Inc.*	8,400	80,136
Central Japan Railway Co.	2	18,505
ComfortDelGro Corp., Ltd.	71,000	79,679
Dollar Thrifty Automotive Group, Inc.*	3,800	92,758
DSV AS	2,200	42,408
East Japan Railway Co.	5	41,301
FirstGroup PLC	1,366	17,941
Marten Transport Ltd.*	11,600	197,316
MTR Corp., Ltd.	41,500	159,312
Ryder System, Inc.	99,700	5,190,382
Union Pacific Corp.	55,100	6,889,153
West Japan Railway Co.	4	19,322

		16,016,338
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	5,000	150,950
Bunzl PLC	1,161	14,618
Electro Rent Corp.	12,700	178,816
Finning International, Inc.	3,300	86,539
Hagemeyer NV	8,465	58,897
Itochu Corp.	2,000	18,347
Marubeni Corp.	3,000	20,595
Mitsubishi Corp.	49,300	1,292,213

Mitsui & Co., Ltd.	2,000	41,167
Noble Group Ltd.	313,000	394,863
NuCo2, Inc.*	6,500	183,365
Sumitomo Corp.	34,600	478,166
Wolseley PLC	1,672	23,060

		2,941,596
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	4,546	138,460
Atlantia SpA	591	19,648
Brisa	57,605	854,514
Cintra Concesiones de Infraestructuras de Transporte SA	4,048	58,780
Hamburger Hafen-und Logistik AG*	2,700	202,322
Hopewell Holdings Ltd.	19,000	83,414
Macquarie Infrastructure Group (Unit)	24,494	67,539
Novorossiysk Sea Trade Port (GDR) 144A*	11,400	154,584
Transurban Group (Unit)	9,967	59,634

		1,638,895
Information Technology 7.3%
Communications Equipment 0.8%
ADC Telecommunications, Inc.*	114,300	1,690,497
Alcatel-Lucent*	17,742	111,939
Avocent Corp.*	9,400	156,040
Cisco Systems, Inc.*	170,430	4,175,535
Dycom Industries, Inc.*	17,900	422,798
MasTec, Inc.*	45,800	382,430
Network Equipment Technologies, Inc.*	31,600	235,104
Nokia Oyj	33,145	1,218,993
Nortel Networks Corp.*	2,700	33,560
Oplink Communications, Inc.*	31,900	407,363
Plantronics, Inc.	13,500	257,850
QUALCOMM, Inc.	55,970	2,374,247
Research In Motion Ltd.*	3,100	290,410
Tandberg ASA	2,700	47,233
Tekelec*	13,900	166,661
Telefonaktiebolaget LM Ericsson "B"	170,000	385,223

		12,355,883
Computers & Peripherals 1.8%
Apple, Inc.*	38,980	5,276,333
Dell, Inc.*	32,200	645,288
EMC Corp.*	135,490	2,150,226
Emulex Corp.*	26,200	408,720
Fujitsu Ltd.	4,000	25,900
Hewlett-Packard Co.	81,900	3,583,125
International Business Machines Corp.	80,740	8,666,632
Intevac, Inc.*	26,500	288,585
Lexmark International, Inc. "A"*	147,400	5,337,354
Logitech International SA (Registered)*	9,094	277,292
NEC Corp.	4,000	16,437
Novatel Wireless, Inc.*	32,400	518,400
QLogic Corp.*	152,400	2,179,320
Synaptics, Inc.*	3,500	92,750
Toshiba Corp.	5,000	33,824
Wincor Nixdorf AG	264	20,311

		29,520,497

Electronic Equipment & Instruments 0.7%
Arrow Electronics, Inc.*	132,000	4,517,040
Avnet, Inc.*	93,000	3,311,730
Checkpoint Systems, Inc.*	3,800	90,288
Electrocomponents PLC	12,062	45,791
Fujifilm Holdings Corp.	600	23,524
Hitachi Ltd.	6,000	44,996
Hoya Corp.	800	21,808
IBIDEN Co., Ltd.	200	12,939
Keyence Corp.	100	21,309
Kingboard Chemical Holdings Ltd.	40,800	171,654
Kyocera Corp.	300	23,966
LoJack Corp.*	9,600	118,464
Mettler-Toledo International, Inc.*	16,400	1,628,520
Multi-Fineline Electronix, Inc.*	21,400	281,838
Murata Manufacturing Co., Ltd.	400	19,936
Nidec Corp.	200	13,204
Rofin-Sinar Technologies, Inc.*	4,600	195,546
TDK Corp.	300	19,166
Technitrol, Inc.	8,200	185,812

		10,747,531
Internet Software & Services 0.6%
Chordiant Software, Inc.*	14,400	125,568
CMGI, Inc.*	14,300	184,470
CNET Networks, Inc.*	36,500	287,985
EarthLink, Inc.*	42,700	290,787
eBay, Inc.*	25,400	683,006
Google, Inc. "A"*	9,690	5,468,067
Greenfield Online, Inc.*	10,600	136,316
InfoSpace, Inc.	8,500	80,835
j2 Global Communications, Inc.*	12,200	267,302
Tencent Holdings Ltd.	1,400	8,358
United Online, Inc.	20,100	224,517
ValueClick, Inc.*	19,400	423,502
Vocus, Inc.*	7,100	208,882
Websense, Inc.*	9,400	192,700
Yahoo! Japan Corp.	28	10,724
Yahoo!, Inc.*	38,100	730,758

		9,323,777
IT Services 0.7%
Accenture Ltd. "A"	66,040	2,286,305
Atos Origin SA*	562	28,045
Cap Gemini SA	1,078	58,649
CGI Group, Inc. "A"*	2,000	20,019
Computer Sciences Corp.*	81,100	3,432,152
CSG Systems International, Inc.*	47,700	608,652
Fiserv, Inc.*	27,900	1,433,223
iGATE Corp.*	10,900	90,252
Indra Sistemas SA	1,022	26,391
LogicaCMG PLC	38,328	82,856
NTT Data Corp.	3	13,275
Paychex, Inc.	38,830	1,270,518
Redecard SA (GDR) 144A	19,300	559,579
Sapient Corp.*	29,600	207,496

SRA International, Inc. "A"*	3,500	96,005
Syntel, Inc.	13,300	394,079

		10,607,496
Office Electronics 0.1%
Canon, Inc.	38,000	1,640,129
Konica Minolta Holdings, Inc.	1,000	16,054
Neopost SA	285	29,006
Ricoh Co., Ltd.	1,000	15,617

		1,700,806
Semiconductors & Semiconductor Equipment 1.1%
Amkor Technology, Inc.*	52,100	398,044
Analog Devices, Inc.	70,600	2,002,216
ARM Holdings PLC	33,734	78,927
ASML Holding NV*	13,448	358,337
ATMI, Inc.*	7,200	189,360
Broadcom Corp. "A"*	31,880	703,910
Cymer, Inc.*	17,600	475,376
Infineon Technologies AG*	5,522	56,139
Intel Corp.	387,300	8,210,760
Micrel, Inc.	16,800	102,480
NVIDIA Corp.*	64,500	1,586,055
OC Oerlikon Corp. AG (Registered)*	337	122,161
Pericom Semiconductor Corp.*	31,200	423,072
RF Micro Devices, Inc.*	108,800	351,424
ROHM Co., Ltd.	200	14,737
Semtech Corp.*	42,100	537,617
Sigma Designs, Inc.*	10,000	452,200
Skyworks Solutions, Inc.*	41,300	332,465
STMicroelectronics NV	5,331	66,613
Texas Instruments, Inc.	11,700	361,881
Tokyo Electron Ltd.	300	17,981
TriQuint Semiconductor, Inc.*	81,900	388,206
Zoran Corp.*	25,300	298,540

		17,528,501
Software 1.5%
Actuate Corp.*	54,700	311,790
Adobe Systems, Inc.*	53,950	1,884,473
Ansoft Corp.*	4,500	95,580
Aspen Technology, Inc.*	3,400	47,770
Commvault Systems, Inc.*	11,900	221,578
Compuware Corp.*	156,500	1,330,250
Dassault Systemes SA	503	27,990
Electronic Arts, Inc.*	29,950	1,418,732
FalconStor Software, Inc.*	23,000	202,860
Jack Henry & Associates, Inc.	17,000	417,860
JDA Software Group, Inc.*	27,600	491,004
Macrovision Corp.*	34,800	584,292
MICROS Systems, Inc.*	13,000	800,540
Microsoft Corp.	394,500	12,860,700
Misys PLC	13,251	45,849
Net 1 UEPS Technologies, Inc.*	6,900	197,892
Nintendo Co., Ltd.	2,700	1,349,733
Nuance Communications, Inc.*	14,200	225,638
SAP AG	6,376	307,144

SPSS, Inc.*	11,900	393,295
The Sage Group PLC	33,389	147,383
Ultimate Software Group, Inc.*	11,600	313,780
VMware, Inc. "A"*	13,700	776,105
Wind River Systems, Inc.*	9,100	76,349

		24,528,587
Materials 3.2%
Chemicals 1.3%
Agrium, Inc.	300	19,344
Akzo Nobel NV	3,651	270,154
Arch Chemicals, Inc.	10,100	340,067
Asahi Kasei Corp.	4,000	24,421
BASF AG	1,013	132,633
Bayer AG	17,881	1,470,970
Celanese Corp. "A"	21,900	814,242
CF Industries Holdings, Inc.	9,500	1,015,835
Ciba Specialty Chemicals AG (Registered)	544	22,018
Croda International PLC	57,166	555,314
Dow Chemical Co.	13,300	514,178
Ecolab, Inc.	41,370	1,996,102
GenTek, Inc.*	10,000	277,500
Givaudan SA (Registered)	43	42,267
Hercules, Inc.	20,500	359,365
JSR Corp.	600	13,937
Koninklijke DSM NV	1,997	84,398
Kuraray Co., Ltd.	1,500	17,893
Linde AG	5,463	714,721
Lubrizol Corp.	41,600	2,188,576
Mitsubishi Chemical Holdings Corp.	3,500	25,441
Mitsubishi Gas Chemical Co., Inc.	2,000	18,738
Mitsui Chemicals, Inc.	2,000	13,393
Monsanto Co.	31,300	3,519,372
Nitto Denko Corp.	500	24,449
Novozymes AS "B"	3,675	287,209
Orica Ltd.	632	16,562
PolyOne Corp.*	58,800	362,208
Potash Corp of Saskatchewan, Inc.	5,300	748,667
Praxair, Inc.	31,600	2,556,756
Rockwood Holdings, Inc.*	4,600	135,056
Shin-Etsu Chemical Co., Ltd.	1,100	57,935
Showa Denko KK	5,000	17,121
Solvay SA	1,817	228,616
Sumitomo Chemical Co., Ltd.	4,000	28,285
Syngenta AG (Registered)	627	165,371
Teijin Ltd.	4,000	15,785
Terra Industries, Inc.*	17,300	779,711
Toray Industries, Inc.	4,000	27,090
Umicore	717	163,403
Uralkali (GDR) 144A*	26,200	831,850
W.R. Grace & Co.*	8,200	185,484
Yara International ASA	9,450	456,893

		21,539,330
Construction Materials 0.1%
CRH PLC	10,366	391,259

Fletcher Building Ltd.	1,027	8,211
Holcim Ltd. (Registered)	1,277	123,600
Imerys SA	396	30,732
Lafarge SA	1,524	238,898

		792,700
Containers & Packaging 0.2%
Amcor Ltd.	1,918	11,872
AptarGroup, Inc.	10,800	407,376
Greif, Inc. "A"	4,500	296,100
Owens-Illinois, Inc.*	48,300	2,434,320
Rock-Tenn Co. "A"	26,400	754,776

		3,904,444
Metals & Mining 1.4%
Acerinox SA	15,133	357,056
Agnico-Eagle Mines Ltd.	300	18,994
AK Steel Holding Corp.*	33,000	1,576,740
Alcoa, Inc.	84,200	2,787,020
Alumina Ltd.	2,342	11,028
Anglo American PLC	23,143	1,265,578
Barrick Gold Corp.	2,000	103,202
BHP Billiton Ltd.	5,802	194,827
BHP Billiton PLC	2,650	78,545
BlueScope Steel Ltd.	1,489	13,835
Boliden AB	6,000	53,988
Compass Minerals International, Inc.	8,500	360,570
First Quantum Minerals Ltd.	200	14,977
Fording Canadian Coal Trust (Unit)	400	17,927
Fortescue Metal Group Ltd.*	2,210	12,694
Goldcorp, Inc.	1,600	59,503
JFE Holdings, Inc.	16,100	745,071
Kinross Gold Corp.*	1,400	30,885
Kobe Steel Ltd.	9,000	30,118
Mitsubishi Materials Corp.	4,000	16,359
Newcrest Mining Ltd.	837	26,257
Nippon Steel Corp.	15,000	90,197
Norsk Hydro ASA	3,700	44,332
Nucor Corp.	100,900	5,832,020
Outokumpu Oyj	1,759	55,497
Rautaruukki Oyj	1,239	51,232
Reliance Steel & Aluminum Co.	59,600	2,932,916
Rio Tinto Ltd.	4,287	474,151
Rio Tinto PLC	1,133	113,082
Salzgitter AG	99	15,609
Schnitzer Steel Industries, Inc. "A"	9,300	526,938
SSAB Svenskt Stal AB "A"	3,700	97,431
Sumitomo Metal Industries Ltd.	11,000	51,941
Sumitomo Metal Mining Co., Ltd.	2,000	33,631
Teck Cominco Ltd. "B"	1,000	32,648
ThyssenKrupp AG	786	38,607
United States Steel Corp.	31,300	3,196,043
voestalpine AG	1,181	72,794
Worthington Industries, Inc.	21,300	349,107
Xstrata PLC	15,713	1,201,212
Yamana Gold, Inc.	1,500	24,874

Zinifex Ltd.	1,024	9,725

		23,019,161
Paper & Forest Products 0.2%
Buckeye Technologies, Inc.*	41,900	550,985
International Paper Co.	53,300	1,718,925
Oji Paper Co., Ltd.	3,000	12,792
Stora Enso Oyj "R"	8,361	116,169
Svenska Cellulosa AB "B"	11,000	176,828
UPM-Kymmene Oyj	7,624	144,337

		2,720,036
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.2%
Alaska Communications Systems Group, Inc.	41,100	577,044
AT&T, Inc.	208,600	8,029,014
Atlantic Tele-Network, Inc.	11,300	355,837
BCE, Inc.	3,800	132,123
Belgacom SA	706	34,512
BT Group PLC	14,148	73,500
Cable & Wireless PLC	4,648	14,761
Cincinnati Bell, Inc.*	122,900	476,852
Deutsche Telekom AG (Registered)	19,081	389,856
Elisa Oyj	768	21,774
France Telecom SA	26,450	934,189
Hellenic Telecommunications Organization SA	31,400	981,709
Koninklijke (Royal) KPN NV	39,650	719,663
Nippon Telegraph & Telephone Corp.	88	421,135
PCCW Ltd.	956,000	545,674
Portugal Telecom SGPS SA (Registered)	31,285	403,323
Premiere Global Services, Inc.*	21,900	266,961
PT Telekomunikasi Indonesia (ADR)	27,500	1,109,900
Singapore Telecommunications Ltd.	303,000	787,234
Swisscom AG (Registered)	1,832	729,658
Tele2 AB "B"	8,000	163,261
Telecom Corp. of New Zealand Ltd.	245,120	777,768
Telecom Italia SpA	153,216	463,895
Telecom Italia SpA (RNC)	86,137	198,488
Telefonica SA	71,086	2,081,543
Telekom Austria AG	37,862	1,056,552
Telenor ASA*	20,300	420,031
TeliaSonera AB	58,500	518,014
Telstra Corp., Ltd.	151,847	597,285
Telstra Corp., Ltd. (Insurance Receipt)	79,029	200,829
Telus Corp.	900	39,118
Telus Corp. (Non-Voting Shares)	2,300	96,668
Verizon Communications, Inc.	246,300	9,566,292
Windstream Corp.	178,400	2,071,224

		35,255,687
Wireless Telecommunication Services 0.5%
America Movil SAB de CV "L" (ADR)	8,400	503,244
American Tower Corp. "A"*	22,600	848,178
Bouygues SA	950	73,189
China Mobile Ltd.	36,500	540,415
Hutchison Telecommunications International Ltd.	335,000	470,144
KDDI Corp.	42	283,998

Mobistar SA	167	15,717
NTT DoCoMo, Inc.	272	427,962
Rogers Communications, Inc. "B"	7,300	279,117
Softbank Corp.	12,600	230,332
Telephone & Data Systems, Inc.	69,300	3,654,882
USA Mobility, Inc.*	42,400	509,224
Vodafone Group PLC	260,395	913,870

		8,750,272
Utilities 2.3%
Electric Utilities 1.3%
Allegheny Energy, Inc.	16,000	876,640
American Electric Power Co., Inc.	21,200	907,996
Brookfield Infrastructure Partners LP*	40	840
Chubu Electric Power Co., Inc.	7,900	199,975
CLP Holdings Ltd.	100,000	798,292
E.ON AG	10,664	1,960,538
Edison International	107,100	5,586,336
EDP - Energias de Portugal SA	61,521	392,381
Enel SpA	71,891	801,908
FirstEnergy Corp.	82,000	5,840,040
Fortis, Inc.	8,600	245,396
Fortum Oyj	1,222	49,423
Hokkaido Electric Power Co., Inc.	2,500	54,735
Hongkong Electric Holding Ltd.	43,000	245,446
Iberdrola SA	87,869	1,343,427
Kansai Electric Power Co., Inc.	9,100	227,709
Kyushu Electric Power Co., Inc.	4,600	116,440
Oesterreichische Elektrizititaetswirtschafts AG "A"	215	14,208
Portland General Electric Co.	6,100	150,304
RWE AG	845	103,628
Scottish & Southern Energy PLC	5,137	156,088
Terna SpA	20,539	86,223
Tohoku Electric Power Co., Inc.	5,200	122,768
Tokyo Electric Power Co., Inc.	14,500	376,582
Union Fenosa SA	8,008	533,674
Westar Energy, Inc.	18,300	445,788

		21,636,785
Gas Utilities 0.2%
Centrica PLC	22,059	145,481
Gas Natural SDG SA	8,378	462,094
Gaz de France	519	28,097
Hong Kong & China Gas Co., Ltd.	112,000	307,734
New Jersey Resources Corp.	1,100	51,579
ONEOK, Inc.	5,500	258,500
Osaka Gas Co., Ltd.	25,000	95,644
Piedmont Natural Gas Co., Inc.	15,500	388,585
Snam Rete Gas SpA	14,716	97,599
South Jersey Industries, Inc.	10,300	360,809
Southwest Gas Corp.	11,900	339,745
The Laclede Group, Inc.	5,900	198,122
Tokyo Gas Co., Ltd.	27,000	125,814
WGL Holdings, Inc.	8,400	270,816

		3,130,619

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group	12,700	1,193,292
Electric Power Development Co., Ltd.	1,900	68,409
Iberdrola Renovables*	137,300	1,106,351
International Power PLC	9,288	73,694
TransAlta Corp.	11,200	355,839

		2,797,585
Multi-Utilities 0.6%
AGL Energy Ltd.	73,840	798,834
Consolidated Edison, Inc.	64,700	2,819,626
National Grid PLC	15,401	237,003
PNM Resources, Inc.	4,300	83,076
Sempra Energy	95,100	5,316,090
Suez SA	2,880	176,110
United Utilities PLC	5,466	77,933
Veolia Environnement	975	80,007

		9,588,679
Water Utilities 0.0%
Kelda Group PLC	1,796	38,786
Severn Trent PLC	1,502	42,472

		81,258

Total Common Stocks (Cost $873,021,182)		941,556,984
Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	15	0
New Asat Finance LLC Expiration Date 2/1/2011*	75,400	33,215

Total Warrants (Cost $0)		33,215
Convertible Preferred Stock 0.0%
ION Media Networks, Inc. 144A, 12.0% * (Cost $17,340)	25,001	5,687
Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE	746	1,342,060
Volkswagen AG	195	27,146

		1,369,206
Consumer Staples 0.0%
Henkel KGaA	4,833	221,238
Financials 0.0%
Farm Credit Bank of Texas, Series 1, 7.561%	889,000	935,584
Utilities 0.0%
RWE AG	71	7,496

Total Preferred Stocks (Cost $2,718,128)		2,533,524
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 8.1%
Consumer Discretionary 1.3%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	90,544	78,773
Affinia Group, Inc., 9.0%, 11/30/2014	460,000	407,100
AMC Entertainment, Inc., 8.0%, 3/1/2014	250,000	219,375
American Achievement Corp., 8.25%, 4/1/2012	45,000	41,175

American Media Operations, Inc., Series B, 10.25%, 5/1/2009		67,363	50,185
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		110,000	89,100
8.0%, 3/15/2014		50,000	44,500
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		110,000	90,200
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (c)		100,000	78,375
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009		65,000	65,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		80,000	75,600
Carrols Corp., 9.0%, 1/15/2013		70,000	60,900
Charter Communications Holdings LLC:
10.25%, 9/15/2010		529,000	501,227
Series B, 10.25%, 9/15/2010		155,000	146,088
11.0%, 10/1/2015		319,000	228,484
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	50,000	59,468
Comcast Corp., 6.3%, 11/15/2017		3,750,000	3,863,760
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014		70,000	52,850
CSC Holdings, Inc.:
7.25%, 7/15/2008		85,000	85,000
Series B, 8.125%, 7/15/2009		95,000	96,663
Series B, 8.125%, 8/15/2009		185,000	188,237
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		30,000	28,200
Dollar General Corp., 144A, 10.625%, 7/15/2015		30,000	27,750
Dollarama Group LP, 144A, 10.579% **, 8/15/2012		108,000	102,600
EchoStar DBS Corp.:
6.625%, 10/1/2014		140,000	136,675
7.125%, 2/1/2016		110,000	109,863
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		180,000	135,000
Foot Locker, Inc., 8.5%, 1/15/2022		30,000	27,600
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		360,000	234,000
General Motors Corp.:
7.2%, 1/15/2011		335,000	306,525
7.4%, 9/1/2025		25,000	18,375
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		585,000	617,175
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		100,000	95,750
Group 1 Automotive, Inc., 8.25%, 8/15/2013		50,000	47,000
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014		145,000	131,225
Hertz Corp.:
8.875%, 1/1/2014		235,000	226,775
10.5%, 1/1/2016		55,000	52,869
Idearc, Inc., 8.0%, 11/15/2016		500,000	447,500
Indianapolis Downs LLC & Capital Corp, 144A, 11.0%, 11/1/2012		65,000	60,450
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013		275,000	237,875
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		155,000	119,350
Jarden Corp., 7.5%, 5/1/2017		80,000	68,400
Kabel Deutschland GmbH, 10.625%, 7/1/2014		75,000	75,938
Lamar Media Corp., Series C, 6.625%, 8/15/2015		70,000	66,325
Liberty Media LLC:
5.7%, 5/15/2013		50,000	46,320
8.25%, 2/1/2030		130,000	117,845
8.5%, 7/15/2029		170,000	161,170
Mediacom Broadband LLC, 8.5%, 10/15/2015		5,000	4,100
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		65,000	66,950
MGM MIRAGE:
6.75%, 9/1/2012		40,000	38,500
8.375%, 2/1/2011		75,000	76,688
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		170,000	163,200

News America, Inc., 6.15%, 3/1/2037		2,250,000	2,167,681
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		375,000	326,250
Penske Automotive Group, Inc., 7.75%, 12/15/2016		350,000	313,250
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		105,000	102,375
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016		70,000	64,925
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 *		115,000	54,625
Quiksilver, Inc., 6.875%, 4/15/2015		200,000	155,000
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		135,000	104,288
Sabre Holdings Corp., 8.35%, 3/15/2016		120,000	97,200
Seminole Hard Rock Entertainment, Inc., 144A, 7.491% **, 3/15/2014		160,000	144,000
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		110,000	99,000
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		435,000	287,100
7.875%, 1/15/2014		90,000	75,150
Sinclair Television Group, Inc., 8.0%, 3/15/2012		51,000	51,510
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		205,000	175,275
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		140,000	131,600
Station Casinos, Inc., 6.5%, 2/1/2014		210,000	144,900
TCI Communications, Inc., 8.75%, 8/1/2015		1,638,000	1,923,857
Time Warner Cable, Inc., 5.4%, 7/2/2012		2,430,000	2,467,240
Toys "R" Us, Inc., 7.375%, 10/15/2018		115,000	79,350
Travelport LLC:
9.749% **, 9/1/2014		100,000	90,000
9.875%, 9/1/2014		80,000	76,800
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		155,000	111,600
United Components, Inc., 9.375%, 6/15/2013		20,000	18,600
Unity Media GmbH, 144A, 10.375%, 2/15/2015		75,000	72,000
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		325,000	242,937
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	140,000	191,487
144A, 8.0%, 11/1/2016	EUR	50,000	65,415
Vitro SAB de CV:
8.625%, 2/1/2012		60,000	57,000
9.125%, 2/1/2017		130,000	113,425
Series A, 11.75%, 11/1/2013		35,000	36,470
XM Satellite Radio, Inc., 9.75%, 5/1/2014		270,000	245,025
Young Broadcasting, Inc., 8.75%, 1/15/2014		670,000	455,600

			21,310,988
Consumer Staples 0.6%
Alliance One International, Inc., 8.5%, 5/15/2012		45,000	41,850
CVS Caremark Corp., 6.25%, 6/1/2027		2,250,000	2,242,258
Del Laboratories, Inc., 8.0%, 2/1/2012		235,000	244,400
Delhaize America, Inc.:
8.05%, 4/15/2027		90,000	94,021
9.0%, 4/15/2031		284,000	335,677
General Nutrition Centers, Inc., 10.009% **, 3/15/2014 (PIK)		160,000	131,200
Harry & David Holdings, Inc., 10.124% **, 3/1/2012		130,000	118,300
Kroger Co., 6.15%, 1/15/2020		3,750,000	3,865,099
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,076,750	958,307
Pierre Foods, Inc., 9.875%, 7/15/2012		80,000	52,400
Pilgrim's Pride Corp., 7.625%, 5/1/2015		40,000	37,900
Rite Aid Corp., 7.5%, 3/1/2017		155,000	132,913
Smithfield Foods, Inc., 7.75%, 7/1/2017		120,000	113,400
Viskase Companies, Inc., 11.5%, 6/15/2011		1,425,000	1,425,000

			9,792,725

Energy 0.5%
	Belden & Blake Corp., 8.75%, 7/15/2012	436,000	433,820
	Chaparral Energy, Inc., 8.5%, 12/1/2015	120,000	100,200
	Chesapeake Energy Corp.:
	6.25%, 1/15/2018	60,000	57,600
	6.875%, 1/15/2016	305,000	301,950
	7.75%, 1/15/2015	40,000	41,000
	Cimarex Energy Co., 7.125%, 5/1/2017	80,000	78,200
	Delta Petroleum Corp., 7.0%, 4/1/2015	220,000	188,100
	Dynegy Holdings, Inc.:
	6.875%, 4/1/2011	30,000	29,100
	8.375%, 5/1/2016	180,000	175,050
	Energy Partners Ltd., 9.75%, 4/15/2014	80,000	68,800
	Frontier Oil Corp., 6.625%, 10/1/2011	70,000	68,950
	Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017	1,084,000	1,095,987
	Mariner Energy, Inc.:
	7.5%, 4/15/2013	95,000	90,962
	8.0%, 5/15/2017	65,000	62,075
	OPTI Canada, Inc.:
	144A, 7.875%, 12/15/2014	175,000	169,750
	144A, 8.25%, 12/15/2014	140,000	137,200
	Plains Exploration & Production Co., 7.0%, 3/15/2017	65,000	61,750
	Quicksilver Resources, Inc., 7.125%, 4/1/2016	85,000	82,450
	Sabine Pass LNG LP, 7.5%, 11/30/2016	270,000	253,125
	Southern Natural Gas Co., 144A, 5.9%, 4/1/2017	2,685,000	2,687,384
	Stone Energy Corp., 6.75%, 12/15/2014	400,000	370,000
	Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	115,000	125,365
	Tesoro Corp., 6.5%, 6/1/2017	180,000	175,500
	VeraSun Energy Corp., 144A, 9.375%, 6/1/2017	90,000	71,550
	Whiting Petroleum Corp.:
	7.0%, 2/1/2014	135,000	132,300
	7.25%, 5/1/2012	205,000	202,950
	7.25%, 5/1/2013	45,000	44,325
	Williams Companies, Inc.:
	8.125%, 3/15/2012	430,000	469,775
	8.75%, 3/15/2032	595,000	711,025
	Williams Partners LP, 7.25%, 2/1/2017	115,000	119,025

			8,605,268
Financials 2.5%
	Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	270,000	216,000
	Ashton Woods USA LLC, 9.5%, 10/1/2015	600,000	291,000
	Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	45,000	37,575
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	115,000	108,566
	Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,205,000	1,325,500
	Daimler Finance North America LLC, Series E, 5.441% **, 10/31/2008	1,165,000	1,162,937
	E*TRADE Financial Corp.:
	7.375%, 9/15/2013	160,000	122,000
	7.875%, 12/1/2015	255,000	193,163
	8.0%, 6/15/2011	50,000	43,000
	Erac USA Finance Co.:
	144A, 6.375%, 10/15/2017	1,500,000	1,475,937
	144A, 7.0%, 10/15/2037	2,250,000	2,044,082
	FIA Credit Services NA, 7.125%, 11/15/2012	3,750,000	4,156,796
	Ford Motor Credit Co., LLC:
	7.25%, 10/25/2011	655,000	581,542

7.375%, 10/28/2009	1,170,000	1,126,726
7.875%, 6/15/2010	315,000	296,534
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	3,750,000	3,891,619
GMAC LLC, 6.875%, 9/15/2011	1,270,000	1,110,331
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015	170,000	168,725
144A, 9.75%, 4/1/2017	120,000	114,300
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	95,000	92,625
iPayment, Inc., 9.75%, 5/15/2014	255,000	235,875
JPMorgan Chase Bank NA, 6.0%, 10/1/2017	2,250,000	2,345,747
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014	90,000	80,100
144A, 10.0%, 5/1/2015	70,000	58,450
Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013	3,750,000	3,798,446
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	110,000	96,250
Morgan Stanley, Series F, 5.75%, 8/31/2012 (c)	3,750,000	3,879,427
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	290,000	230,550
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	75,000	68,625
144A, 7.0%, 5/1/2017	75,000	68,063
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015	65,000	55,575
Popular North America, Inc., Series E, 3.875%, 10/1/2008	3,000,000	2,991,903
Residential Capital LLC:
5.646% **, 6/9/2008	80,000	68,400
7.625%, 11/21/2008	60,000	46,200
7.782% **, 11/21/2008	625,000	481,250
The Goldman Sachs Group, Inc., 6.75%, 10/1/2037	1,500,000	1,471,575
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	165,000	113,850
Tropicana Entertainment LLC, 9.625%, 12/15/2014	315,000	190,575
U.S.I. Holdings Corp.:
144A, 8.744% **, 11/15/2014	65,000	54,275
144A, 9.75%, 5/15/2015	55,000	42,900
UCI Holdco, Inc., 12.491% **, 12/15/2013 (PIK)	160,812	147,143
Universal City Development Partners, 11.75%, 4/1/2010	405,000	417,150
Wells Fargo & Co., 4.375%, 1/31/2013	3,750,000	3,748,991
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015	95,000	81,225

		39,331,503
Health Care 0.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	135,000	114,075
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	135,000	137,025
Boston Scientific Corp., 6.0%, 6/15/2011	80,000	78,000
Community Health Systems, Inc., 8.875%, 7/15/2015	655,000	659,094
HCA, Inc.:
9.125%, 11/15/2014	130,000	135,038
9.25%, 11/15/2016	295,000	309,381
9.625%, 11/15/2016 (PIK)	140,000	147,350
HEALTHSOUTH Corp., 10.75%, 6/15/2016	115,000	119,888
IASIS Healthcare LLC, 8.75%, 6/15/2014	70,000	70,000
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	80,000	78,800
Sun Healthcare Group, Inc., 9.125%, 4/15/2015	115,000	115,575
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	275,000	233,750
The Cooper Companies, Inc., 7.125%, 2/15/2015	235,000	223,250
Universal Hospital Services, Inc., 8.5%, 6/1/2015 (PIK)	75,000	75,750
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	115,000	81,650

Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	365,000	345,837

		2,924,463
Industrials 0.7%
Actuant Corp., 144A, 6.875%, 6/15/2017	65,000	63,050
Aleris International, Inc., 9.0%, 12/15/2014 (PIK)	165,000	128,700
Allied Security Escrow Corp., 11.375%, 7/15/2011	390,000	351,975
American Color Graphics, Inc., 10.0%, 6/15/2010	435,000	218,044
American Color Graphics, Inc., Promissory Note due 3/15/2008 (d)	26,100	13,083
American Railcar Industries, Inc., 7.5%, 3/1/2014	95,000	85,500
ARAMARK Corp., 8.411% **, 2/1/2015	110,000	98,450
Baldor Electric Co., 8.625%, 2/15/2017	85,000	82,450
Belden, Inc., 7.0%, 3/15/2017	80,000	76,600
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	95,000	95,950
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	645,000	593,400
Building Materials Corp. of America, 7.75%, 8/1/2014	110,000	81,400
Cenveo Corp., 7.875%, 12/1/2013	200,000	176,000
Congoleum Corp., 8.625%, 8/1/2008 *	572,000	429,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	45,000	43,988
6.875%, 11/1/2013	235,000	230,300
7.625%, 2/1/2018	275,000	271,562
Education Management LLC, 8.75%, 6/1/2014	80,000	77,000
Esco Corp.:
144A, 8.625%, 12/15/2013	165,000	157,575
144A, 8.866% **, 12/15/2013	95,000	85,500
General Cable Corp., 7.125%, 4/1/2017	5,000	4,763
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	90,000	82,800
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	80,000	61,600
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	190,000	130,625
8.875%, 4/1/2012	315,000	160,650
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	90,000	85,500
7.625%, 12/1/2013	305,000	294,325
9.375%, 5/1/2012	280,000	288,400
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	80,000	80,500
9.5%, 10/1/2008	785,000	799,719
Mobile Services Storage Group, Inc., 9.75%, 8/1/2014	210,000	178,500
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	130,000	124,800
Panolam Industries International, Inc., 10.75%, 10/1/2013	135,000	106,650
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	320,000	271,200
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	27,000	28,688
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	100,000	90,250
Swift Transportation Co., Inc., 144A, 12.5%, 5/15/2017	90,000	35,550
Titan International, Inc., 8.0%, 1/15/2012	405,000	379,687
TransDigm, Inc., 7.75%, 7/15/2014	140,000	140,700
U.S. Concrete, Inc., 8.375%, 4/1/2014	125,000	103,750
Union Pacific Corp., 5.7%, 8/15/2018	3,750,000	3,737,287
United Rentals North America, Inc.:
6.5%, 2/15/2012	50,000	46,000
7.0%, 2/15/2014	245,000	196,612
Xerox Capital Trust I, 8.0%, 2/1/2027	195,000	195,337

		10,983,420
Information Technology 0.3%
Alion Science & Technology Corp., 10.25%, 2/1/2015	160,000	124,800

Freescale Semiconductor, Inc., 8.875%, 12/15/2014	80,000	65,000
L-3 Communications Corp.:
5.875%, 1/15/2015	275,000	267,438
Series B, 6.375%, 10/15/2015	120,000	119,100
Lucent Technologies, Inc., 6.45%, 3/15/2029	135,000	108,675
MasTec, Inc., 7.625%, 2/1/2017	285,000	263,625
Sanmina-SCI Corp., 144A, 7.741% **, 6/15/2010	16,000	15,920
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	215,000	209,625
SunGard Data Systems, Inc., 10.25%, 8/15/2015	310,000	310,000
Tyco Electronics Group SA:
144A, 6.55%, 10/1/2017	1,500,000	1,578,059
144A, 7.125%, 10/1/2037	1,500,000	1,587,112
Vangent, Inc., 9.625%, 2/15/2015	185,000	140,600

		4,789,954
Materials 0.6%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	45,000	43,875
ARCO Chemical Co., 9.8%, 2/1/2020	2,110,000	1,920,100
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	170,000	110,500
Cascades, Inc., 7.25%, 2/15/2013	246,000	225,705
Chemtura Corp., 6.875%, 6/1/2016	145,000	131,950
Clondalkin Acquisition BV, 144A, 6.991% **, 12/15/2013	165,000	143,550
CPG International I, Inc.:
10.5%, 7/1/2013	225,000	200,250
11.468% **, 7/1/2012	120,000	106,800
Exopack Holding Corp., 11.25%, 2/1/2014	275,000	257,812
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	130,000	138,125
GEO Specialty Chemicals, Inc., 144A, 13.729% **, 12/31/2009 (e)	1,462,000	1,094,672
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	55,000	52,388
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	200,000	168,000
Hexcel Corp., 6.75%, 2/1/2015	345,000	332,925
Huntsman LLC, 11.625%, 10/15/2010	1,160,000	1,218,000
Innophos, Inc., 8.875%, 8/15/2014	35,000	34,388
Jefferson Smurfit Corp., 8.25%, 10/1/2012	125,000	120,000
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	225,000	190,125
Metals USA Holdings Corp., 144A, 10.729% **, 7/1/2012 (PIK)	330,000	242,550
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	40,000	29,400
Momentive Performance Materials, Inc., 9.75%, 12/1/2014	105,000	95,025
Mueller Water Products, Inc., 7.375%, 6/1/2017	50,000	42,500
NewMarket Corp., 7.125%, 12/15/2016	195,000	192,075
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	135,000	172,606
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	10
Radnor Holdings Corp., 11.0%, 3/15/2010 *	120,000	900
Rhodia SA, 144A, 7.326% **, 10/15/2013 EUR	135,000	182,641
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017	160,000	148,400
8.375%, 7/1/2012	80,000	77,400
Steel Dynamics, Inc.:
6.75%, 4/1/2015	175,000	169,312
144A, 7.375%, 11/1/2012	45,000	44,888
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	260,000	255,450
The Mosaic Co., 144A, 7.375%, 12/1/2014	150,000	162,000
Witco Corp., 6.875%, 2/1/2026	155,000	115,087
Wolverine Tube, Inc., 10.5%, 4/1/2009	405,000	372,600

		8,792,009

Telecommunication Services 0.8%
AT&T, Inc.:
5.5%, 2/1/2018		3,750,000	3,762,547
6.3%, 1/15/2038		1,125,000	1,117,152
BCM Ireland Preferred Equity Ltd., 144A, 11.58% **, 2/15/2017 (PIK)	EUR	250,005	291,918
Cell C Property Ltd.:
144A, 8.625%, 7/1/2012	EUR	30,000	42,371
144A, 11.0%, 7/1/2015		55,000	52,663
Centennial Communications Corp.:
10.0%, 1/1/2013		195,000	195,487
10.125%, 6/15/2013		65,000	66,463
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		175,000	175,000
8.375%, 1/15/2014		95,000	90,725
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		185,000	168,350
Embratel, Series B, 11.0%, 12/15/2008		85,000	89,250
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		47,371	45,239
Intelsat Bermuda Ltd.:
7.581% **, 1/15/2015		20,000	20,000
9.25%, 6/15/2016		50,000	49,875
11.25%, 6/15/2016		155,000	155,000
Intelsat Corp., 9.0%, 6/15/2016		80,000	79,400
Intelsat Ltd., 5.25%, 11/1/2008		65,000	64,513
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		170,000	168,300
iPCS, Inc., 7.036% **, 5/1/2013		35,000	31,150
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		185,000	170,200
Nortel Networks Ltd., 8.508% **, 7/15/2011		150,000	139,500
Qwest Corp., 7.25%, 9/15/2025		40,000	37,600
Rural Cellular Corp., 9.875%, 2/1/2010		145,000	150,075
Stratos Global Corp., 9.875%, 2/15/2013		90,000	91,800
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		495,000	509,850
Telefonica Emisiones SAU, 6.221%, 7/3/2017		3,750,000	3,936,232
US Unwired, Inc., Series B, 10.0%, 6/15/2012		185,000	194,419
Virgin Media Finance PLC:
8.75%, 4/15/2014		205,000	187,575
8.75%, 4/15/2014 EUR		200,000	262,402
West Corp., 9.5%, 10/15/2014		130,000	120,900

			12,465,956
Utilities 0.6%
AES Corp.:
8.0%, 10/15/2017		170,000	173,400
144A, 8.75%, 5/15/2013		516,000	539,220
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		630,000	674,100
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010		3,000,000	3,084,600
CMS Energy Corp., 8.5%, 4/15/2011		375,000	403,443
DPL, Inc., 6.875%, 9/1/2011		1,500,000	1,618,493
Edison Mission Energy, 7.0%, 5/15/2017		140,000	136,150
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		255,000	252,450
Mirant Americas Generation LLC, 8.3%, 5/1/2011		130,000	131,300
Mirant North America LLC, 7.375%, 12/31/2013		60,000	60,000

NRG Energy, Inc.:
7.25%, 2/1/2014		640,000	623,200
7.375%, 2/1/2016		1,325,000	1,280,281
Regency Energy Partners LP, 8.375%, 12/15/2013		155,000	157,325

Reliant Energy, Inc., 7.875%, 6/15/2017	160,000	156,000
Sierra Pacific Resources:
6.75%, 8/15/2017	265,000	268,032
8.625%, 3/15/2014	41,000	43,953
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	520,000	510,900

		10,112,847

Total Corporate Bonds (Cost $133,286,087)		129,109,133
Asset Backed 2.6%
Automobile Receivables 0.2%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	1,643,000	1,686,916
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012	1,517,000	1,495,851

		3,182,767
Credit Card Receivables 2.0%
Capital One Multi-Asset Execution Trust, "A7", Series 2007-A7, 5.75%, 7/15/2020	6,562,000	6,703,267
Chase Issuance Trust, "A", Series 2007-A17, 5.12%, 10/15/2014	9,000,000	9,358,671
Citibank Credit Card Issuance Trust, "B5", Series 2007-B5, 5.16% **, 11/7/2014	6,750,000	6,289,663
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	10,200,000	9,313,163

		31,664,764
Home Equity Loans 0.4%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	2,066,000	2,052,088
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	4,839,000	4,846,166

		6,898,254

Total Asset Backed (Cost $41,818,845)		41,745,785
Mortgage Backed Securities Pass-Throughs 1.7%
Federal Home Loan Bank, 6.0%, 11/1/2021	1,396,352	1,472,561
Federal Home Loan Mortgage Corp.:
5.647% **, 1/1/2038	13,400,000	13,671,136
5.736% **, 4/1/2037	7,426,394	7,628,993
Federal National Mortgage Association:
4.5%, 11/1/2028 (f)	2,514,724	2,442,425
6.5%, with various maturities from 4/1/2017 until 6/1/2017	897,513	936,604
8.0%, 9/1/2015	629,573	688,123
Government National Mortgage Association, 6.5%, 8/20/2034	414,887	431,482

Total Mortgage Backed Securities Pass-Throughs (Cost $27,059,308)		27,271,324
Commercial and Non-Agency Mortgage-Backed Securities 15.6%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.416% **, 1/25/2036	3,015,000	2,952,971
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.657% **, 8/25/2034	6,600,000	6,693,733
Bear Stearns Adjustable Rate Mortgage Trust:
"13A2", Series 2004-1, 4.27% **, 4/25/2034	7,308,105	7,305,830
"12A5", Series 2004-1, 4.369% **, 4/25/2034	6,343,258	6,372,395
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2006-T24, 5.531%, 10/12/2041	5,200,000	5,137,976
"A4", Series 2007-PW17, 5.694%, 6/11/2050	2,644,000	2,639,850
"A4", Series 2007-PW18, 5.7%, 6/11/2050	3,750,000	3,757,665
Citicorp Mortgage Securities, Inc., "2A1", Series 2006-5, 5.5%, 10/25/2021	18,890,049	19,037,637
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	6,000,000	5,823,058
Citigroup Mortgage Loan Trust, Inc.:
"1A1A", Series 2007-AR5, 5.62% **, 4/25/2037	8,117,697	8,196,970
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	816,718	847,601
Countrywide Alternative Loan Trust:
"3A11", Series 2005-20CB, 3.676% **, 7/25/2035	5,936,995	5,889,975

"A1", Series 2004-1T1, 5.0%, 2/25/2034	1,644,190	1,632,695
"1A5", Series 2003-J1, 5.25%, 10/25/2033	1,335,168	1,345,550
"4A3", Series 2005-43, 5.714% **, 10/25/2035	3,603,305	3,625,506
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	3,631,029	3,659,136
"3A5", Series 2005-28CB, 6.0%, 8/25/2035	4,250,879	4,303,549
"A1", Series 2004-35T2, 6.0%, 2/25/2035	1,482,102	1,533,118
CS First Boston Mortgage Securities Corp., "A3", Series 2005-C5, 5.1% **, 8/15/2038	6,000,000	5,874,983
First Horizon Alternative Mortgage Securities Trust, "1A7", Series 2006-FA8, 6.0%, 2/25/2037	6,037,500	6,099,726
First Horizon Mortgage Pass-Through Trust, "1A15", Series 2006-2, 6.0%, 8/25/2036	8,265,216	8,324,411
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	3,750,000	3,745,670
"AM", Series 2007-GG11, 5.867%, 12/10/2049	7,500,000	7,159,759
GS Mortgage Securities Corp. II, "AAB", Series 2006-GG8, 5.535%, 11/10/2039	5,300,000	5,242,483
GSR Mortgage Loan Trust, "4A5", Series 2005-AR6, 4.551% **, 9/25/2035	3,110,000	3,127,016
JPMorgan Alternative Loan Trust, "2A4", Series 2006-S1, 5.5%, 2/25/2021	7,176,380	7,217,818
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB20, 5.688%, 2/12/2051	11,250,000	11,114,725
"A4", Series 2007-C1, 5.716%, 2/15/2051	3,000,000	3,006,349
"A4", Series 2007-CB20, 5.794%, 2/12/2051	944,000	948,912
LB-UBS Commercial Mortgage Trust, "A2", Series 2006-C7, 5.3%, 11/15/2038	2,550,000	2,544,787
Master Adjustable Rate Mortgages Trust, "2A1", Series 2007-1, 5.977% **, 11/25/2036	9,072,385	9,178,241
Master Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	3,684,601	3,706,180
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A2", Series 2006-4, 5.112%, 12/12/2049	2,342,000	2,320,070
MLCC Mortgage Investors, Inc., "2A", Series 2005-2, 4.25% **, 10/25/2035	8,793,877	8,811,902
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,107,127	1,107,127
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	2,725,000	2,609,617
"5A1", Series 2005-18, 5.533% **, 9/25/2035	2,022,682	2,042,868
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	2,135,119	2,091,750
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2006-C23, 5.446%, 1/15/2045	5,900,000	5,827,256
"APB", Series 2007-C34, 5.617%, 5/15/2046	8,625,000	8,473,096
Wachovia Mortgage Loan Trust LLC, "1A1", Series 2006-A, 5.475% **, 5/20/2036	15,820,823	15,896,652
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A6", Series 2003-AR10, 4.055% **, 10/25/2033	5,235,000	5,246,221
"1A6", Series 2005-AR12, 4.834% **, 10/25/2035	5,590,000	5,657,044
"1A3", Series 2005-AR16, 5.102% **, 12/25/2035	3,005,000	3,061,611
Wells Fargo Mortgage Backed Securities Trust:
"A3", Series 2006-1, 5.0%, 3/25/2021	4,389,955	4,383,097
"A1", Series 2005-6, 5.25%, 8/25/2035	7,689,126	7,611,522
"1A1", Series 2006-AR12, 6.024% **, 9/25/2036	6,353,724	6,477,033

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $247,745,117)		249,663,141
Collateralized Mortgage Obligations 2.7%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	1,516,754	1,613,803
Federal Home Loan Mortgage Corp.:
"OS", Series 3102, Principal Only, Zero Coupon, 1/15/2036	12,100,000	9,853,041
"DE", Series 3027, 5.0%, 9/15/2025	7,500,000	7,296,691
Federal National Mortgage Association, "CA", Series 2003-2, 5.0%, 12/25/2016	11,703,224	11,836,883
Government National Mortgage Association:
"CK", Series 2007-31, 5.0%, 5/16/2037	7,500,000	7,406,583
"Z" Series, 2007- 72, 5.5%, 9/20/2035	5,399,594	5,012,587

Total Collateralized Mortgage Obligations (Cost $41,518,456)		43,019,588
Senior Loans** 0.3%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.599%, 4/2/2014	44,239	41,031

Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 5.224%, 12/14/2013	189,046	157,300
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 10.099%, 6/4/2010*	233,333	23,333
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.099%, 4/11/2015	16,500	15,922
Term Loan B, LIBOR plus 3.25%, 6.099%, 4/11/2015	132,000	129,045
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	83,973	52,640
Term Loan B, 7.906%, 1/13/2011	629,283	394,482
Dollar General Corp., Term Loan B1, LIBOR plus 2.75%, 5.599%, 7/6/2014	115,000	101,559
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.349%, 10/10/2014	778,050	712,243
Term Loan B3, LIBOR plus 3.5%, 6.349%, 10/10/2014	507,275	464,157
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.099%, 9/16/2013	49,648	43,525
Golden Nugget, Inc., 7.21%, 6/16/2014	100,000	87,500
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.849%, 3/26/2014	4,311	3,933
Term Loan B, LIBOR plus 2.0%, 4.849%, 3/26/2014	50,562	46,043
HCA, Inc. Term Loan A1, 6.83%, 11/18/2012	273,780	251,628
IASIS Healthcare LLC, 8.494%, 6/15/2014	216,549	197,060
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 5.099%, 5/7/2013	49,526	42,345
Longview Power LLC:
Demand Draw, 7.125%, 4/1/2014	77,811	72,754
Letter of Credit, 7.125%, 4/1/2014	27,000	25,363
Term Loan B, 7.25%, 4/1/2014	81,000	76,444
Rail America, Inc. 7.12%, 10/2/2008	125,000	122,500
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.099%, 9/30/2014	78,657	64,246
Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	114,713	111,558
Term Loan B, 6.494%, 8/23/2014	114,713	108,260
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.849%, 10/31/2014	195,493	184,942
8.09%, 9/1/2014	60,236	57,074
9.0%, 10/31/2008	710,000	663,850
Tribune Co., Term Loan B, 7.91%, 5/24/2014	218,326	165,086

Total Senior Loans (Cost $5,131,286)		4,415,823
Government & Agency Obligations 4.6%
US Government Sponsored Agencies 1.6%
Federal Home Loan Bank, 4.375%, 10/22/2010	4,000,000	4,150,680
Federal Home Loan Mortgage Corp., 5.5%, 8/20/2012 (c)	10,000,000	10,904,640
Federal National Mortgage Association, 4.375%, 9/13/2010 (c)	10,000,000	10,372,770
US Treasury Obligations 3.0%
US Treasury Bills:
3.03% ***, 4/17/2008 (g)	24,031,000	23,936,630
2.2% ***, 4/17/2008 (g)	1,078,000	1,073,225
2.21% ***, 4/17/2008 (g)	182,000	181,162
2.22% ***, 4/17/2008 (g)	38,000	37,826
2.79% ***, 4/17/2008 (g)	140,000	139,164
US Treasury Inflation Index Bond, 2.625%, 7/15/2017 (c)	15,208,500	17,058,477
US Treasury Notes, 4.875%, 8/15/2016 (c)	5,000,000	5,483,985

Total Government & Agency Obligations (Cost $72,067,698)		73,338,559

						Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029						506,000	427,570
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012						800,000	416,000

Total Other Investments (Cost $1,101,161)							843,570
						Shares	Value ($)

Closed End Investment Company 0.0%
Apollo Investment Corp. (Cost $532,074)						26,454	401,572
Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 4.22% (h) (i) (Cost $47,755,050)						47,755,050	47,755,050
Cash Equivalents 5.0%
Cash Management QP Trust, 4.52% (h) (Cost $80,689,633)						80,689,633	80,689,633
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,574,461,365)						102.5	1,642,382,588
Other Assets and Liabilities, Net						(2.5)	(39,373,683)

Net Assets						100.0	1,603,008,905

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	10.099%	6/4/2010	233,333	USD	233,333	23,333
Congoleum Corp.	8.625%	8/1/2008	572,000	USD	573,205	429,000
Quebecor World, Inc.	9.75%	1/15/2015	115,000	USD	115,000	54,625
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	79,038	900
					1,000,576	507,858
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

***						Annualized yield at time of purchase; not a coupon rate.
(a)						Principal amount stated in US dollars unless otherwise noted.
(b)						Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)						All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $46,002,345 which is 2.9% of net assets.
(d)						Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 3/15/2008. This security is deemed to be non-income producing.
(e)						Security has a deferred interest payment of $45,484 from April 1, 2006.
(f)						At January 31, 2008, this security has been pledged, in whole or in part, as collateral for open credit default swaps.
(g)						At January 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts
(h)						Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)						Represents collateral held in connection with securities lending. Earned income by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At January 31, 2008 the Fund had unfunded loan commitments of $52,758 which could be extended at the option of the borrower, pursuant to the following loan agreement:
	Unfunded Loan		Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	16,459	15,923	(536)
Longview Power LLC, Demand Draw, 4/1/2014	22,919	22,616	(303)
Telesat Canada, Inc., Term Loan B, 10/31/2014	13,380	13,082	(298)
Total	52,758	51,621	(1,137)
At January 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	3/19/2008	1,158	132,591,871	133,959,165	1,367,294
10 Year US Treasury Note	3/19/2008	616	70,121,435	71,898,750	1,777,315
2 Year US Treasury Note	3/31/2008	49	10,372,837	10,447,719	74,882
30 Year US Treasury Bond	3/19/2008	40	4,705,434	4,772,500	67,066
5 Year US Treasury Note	3/31/2008	950	106,806,013	107,350,000	543,987
DJ Euro Stoxx 50 Index	3/20/2008	31	1,939,578	1,760,549	(179,029)
EOE Dutch Stock Index	2/15/2008	66	9,166,538	8,659,280	(507,258)
FTSE 100 Index	3/20/2008	2	242,542	233,615	(8,927)
Hang Seng Stock Index	2/28/2008	177	28,117,626	26,665,371	(1,452,255)
IBEX 35 Index	2/15/2008	8	1,663,886	1,575,901	(87,985)
Nikkei 225 CMEindex	3/13/2008	5	363,023	340,000	(23,023)
Russell 2000 Index	3/19/2008	14	5,188,238	5,005,000	(183,238)
Russell E Mini 2000 Index	3/20/2008	71	5,243,345	5,076,500	(166,845)
S&P/TSE 60 Index	3/19/2008	1	156,632	154,295	(2,337)
S&P 500 Index	3/19/2008	75	27,407,528	25,867,500	(1,540,028)
S&P/MIB Index	3/20/2008	4	1,122,046	1,020,351	(101,695)
SPI 200 Equity Index	3/20/2008	21	2,979,926	2,646,591	(333,335)

United Kingdom Treasury Bond	3/27/2008	754	164,314,109	165,784,970	1,470,861
Total net unrealized appreciation					715,450

At January 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	3/17/2008	488	42,823,815	43,475,272	(651,457)
10 Year Federal Republic of Germany Bond	3/6/2008	603	101,745,765	104,610,210	(2,864,445)
10 Year Japan Government Bond	3/11/2008	72	92,813,839	93,262,495	(448,656)
2 Year Federal Republic of Germany Bond	3/6/2008	1,720	264,441,009	267,244,894	(2,803,885)
CAC 40 10 Euro Index	2/15/2008	17	1,324,922	1,233,239	91,683
DAX Index	3/20/2008	66	19,402,446	16,951,828	2,450,618
DJ Euro Stoxx 50 Index	3/20/2008	85	5,468,970	4,827,312	641,658
FTSE 100 Index	3/20/2008	40	5,025,997	4,672,297	353,700
S&P/TSE 60 Index	3/19/2008	59	9,256,069	9,103,411	152,658
TOPIX Index	3/14/2008	150	20,481,076	18,985,378	1,495,698
Total net unrealized depreciation					(1,582,428)

At January 31, 2008, open credit default swaps contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)

10/4/2007 12/20/2008	235,000[1]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(4,381)
10/5/2007 12/20/2008	140,000[2]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(2,549)
10/22/2007 12/20/2008	470,000[3]	Fixed — 3.05%	Ford Motor Co., 6.5%, 8/1/2018	(8,964)
10/13/2007 12/20/2009	265,000[4]	Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(15,909)
12/13/2007 12/20/2009	80,000[4]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(1,969)
10/4/2007 12/20/2008	250,000[5]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(4,721)
10/22/2007 12/20/2008	470,000[3]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(7,016)
10/3/2007 12/20/2008	235,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(3,225)
1/28/2008 3/20/2008	105,000[3]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	787
1/29/2008 3/20/2013	65,000[3]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	(374)
1/29/2008 3/20/2013	4,500,000[5]	Fixed — 0.65%	Pitney Bowes, Inc., 4.625%, 10/1/2012	(25,221)
12/5/2007 12/20/2008	105,000[3]	Fixed — 2.9%	Tenet Healthcare Corp., 7.379%, 2/1/2013	(468)
1/29/2008 3/20/2013	4,500,000[5]	Fixed — 1.1%	Xerox Corp., 6.875%, 8/15/2011	10,555
Total net unrealized depreciation				(63,455)

Counterparties:

1 Goldman Sachs & Co.

2 JPMorgan Chase

3 Lehman Brothers, Inc.

4 Merrill Lynch, Pierce, Fenner & Smith, Inc.

5 Citigroup Global Markets, Inc.

As of January 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	56,863	EUR	38,284	2/5/2008	46
USD	3,021,937	AUD	3,424,000	3/19/2008	30,419
USD	42,661,378	AUD	49,777,000	3/19/2008	1,712,780
USD	1,529,179	CAD	1,546,000	3/19/2008	8,882
CAD	11,699,000	USD	11,641,954	3/19/2008	3,035
USD	11,151,332	DKK	56,098,000	3/19/2008	21,268
USD	8,769,930	EUR	5,970,000	3/19/2008	93,191
USD	23,419,184	EUR	16,257,000	3/19/2008	716,119
USD	466,456	GBP	236,000	3/19/2008	1,451
USD	2,128,718	JPY	228,173,000	3/19/2008	24,027
USD	1,965,163	NOK	10,718,000	3/19/2008	9,452
USD	24,471,820	NOK	136,773,000	3/19/2008	726,356
USD	7,478,250	NZD	9,971,000	3/19/2008	329,277
USD	312,769	NZD	408,000	3/19/2008	6,705
USD	10,079,526	SGD	14,449,000	3/19/2008	136,636
USD	32,091,598	SGD	46,597,000	3/19/2008	854,799
USD	56,614,920	SGD	80,597,000	3/19/2008	371,167
Total unrealized appreciation					5,045,610

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	919,075	USD	1,341,307	2/4/2008	(24,944)
EUR	76,000	USD	112,784	2/4/2008	(194)
EUR	878,400	USD	1,304,204	3/4/2008	(549)
AUD	14,461,000	USD	12,662,052	3/19/2008	(229,338)
USD	14,239,118	CAD	14,057,000	3/19/2008	(254,308)
CHF	12,949,000	USD	11,484,701	3/19/2008	(508,064)
CHF	54,903,000	USD	47,813,668	3/19/2008	(3,034,951)
EUR	577,000	USD	854,449	3/19/2008	(2,171)
USD	7,864,761	GBP	3,854,000	3/19/2008	(223,601)
USD	22,652,000	GBP	11,326,000	3/19/2008	(196,425)
USD	1,711,261	HKD	13,317,000	3/19/2008	(1,324)
JPY	900,064,000	USD	8,124,421	3/19/2008	(367,415)
JPY	6,009,055,000	USD	53,669,528	3/19/2008	(3,024,116)
USD	9,387,648	NOK	50,008,000	3/19/2008	(174,496)
SEK	16,054,000	USD	2,509,732	3/19/2008	(9,419)
USD	293,789	SEK	1,856,000	3/19/2008	(2,460)
Total unrealized depreciation					(8,053,775)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008